DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
March 31, 2021
Common Stocks: 96.6%
	Shares	Value
Communication Services: 12.7%
Media & Entertainment: 12.5%
Alphabet, Inc., Class A(a)	63,300	$130,557,516
Alphabet, Inc., Class C(a)	1,269,253	2,625,614,833
Charter Communications, Inc., Class A(a)	3,157,786	1,948,417,118
Comcast Corp., Class A	47,755,894	2,584,071,424
DISH Network Corp., Class A(a)	22,521,137	815,265,159
Facebook, Inc., Class A(a)	2,188,300	644,519,999
Fox Corp., Class A	26,307,175	949,952,089
Fox Corp., Class B	7,372,665	257,527,189
News Corp., Class A	8,835,590	224,689,054
		10,180,614,381
Telecommunication Services: 0.2%
T-Mobile U.S., Inc.(a)	1,129,037	141,457,046
		10,322,071,427
Consumer Discretionary: 2.6%
Automobiles & Components: 0.3%
Honda Motor Co., Ltd. ADR (Japan)	7,300,782	220,483,616
Retailing: 2.3%
Booking Holdings, Inc.(a)	437,280	1,018,792,435
Qurate Retail, Inc., Series A(b)	33,190,514	390,320,445
The Gap, Inc.	16,248,400	483,877,352
		1,892,990,232
		2,113,473,848
Consumer Staples: 1.2%
Food, Beverage & Tobacco: 1.2%
Molson Coors Beverage Company, Class B(a)(b)	18,164,725	929,125,684
Energy: 8.4%
APA Corp.(b)	28,529,609	510,680,001
Baker Hughes Co., Class A	32,780,750	708,392,008
ConocoPhillips	14,874,758	787,915,931
Halliburton Co.	13,599,712	291,849,820
Hess Corp.	8,202,182	580,386,398
Occidental Petroleum Corp.(b)	69,804,126	1,858,185,834
Occidental Petroleum Corp., Warrant(a)(b)	9,394,990	111,894,331
Schlumberger, Ltd. (Curacao/United States)	32,757,845	890,685,806
The Williams Companies, Inc.	45,510,428	1,078,142,039
		6,818,132,168
Financials: 26.1%
Banks: 7.4%
Bank of America Corp.	49,449,900	1,913,216,631
JPMorgan Chase & Co.	151,200	23,017,176
Truist Financial Corp.	10,404,644	606,798,838
Wells Fargo & Co.	87,371,841	3,413,617,828
		5,956,650,473
Diversified Financials: 15.0%
American Express Co.	8,679,900	1,227,685,056
Bank of New York Mellon Corp.	38,317,224	1,812,021,523
Capital One Financial Corp.(b)	25,288,613	3,217,470,232
Charles Schwab Corp.	47,588,400	3,101,811,912
Goldman Sachs Group, Inc.	5,193,939	1,698,418,053
State Street Corp.	13,491,100	1,133,387,311
		12,190,794,087
Insurance: 3.7%
Brighthouse Financial, Inc.(a)(b)	6,648,863	294,212,188

	Shares	Value
Lincoln National Corp.	3,794,280	$236,269,815
MetLife, Inc.	41,231,100	2,506,438,569
		3,036,920,572
		21,184,365,132
Health Care: 16.9%
Health Care Equipment & Services: 5.3%
Cigna Corp.	9,061,072	2,190,423,546
CVS Health Corp.	9,736,400	732,469,372
Medtronic PLC (Ireland/United States)	3,051,000	360,414,630
UnitedHealth Group, Inc.	2,669,660	993,300,396
		4,276,607,944
Pharmaceuticals, Biotechnology & Life Sciences: 11.6%
Alnylam Pharmaceuticals, Inc.(a)	2,421,492	341,890,455
BioMarin Pharmaceutical, Inc.(a)	6,749,860	509,681,929
Bristol-Myers Squibb Co.	18,031,739	1,138,343,683
Gilead Sciences, Inc.	12,103,212	782,230,592
GlaxoSmithKline PLC ADR (United Kingdom)	58,296,600	2,080,605,654
Incyte Corp.(a)	2,585,353	210,111,638
Novartis AG ADR (Switzerland)	14,158,400	1,210,260,032
Roche Holding AG ADR (Switzerland)	22,465,499	911,200,639
Sanofi ADR (France)	45,862,828	2,268,375,473
		9,452,700,095
		13,729,308,039
Industrials: 8.8%
Capital Goods: 6.1%
Carrier Global Corp.	15,438,879	651,829,471
Johnson Controls International PLC(b) (Ireland/United States)	35,040,917	2,090,891,517
Otis Worldwide Corp.	4,313,250	295,241,963
Raytheon Technologies Corp.	24,032,300	1,856,975,821
		4,894,938,772
Transportation: 2.7%
FedEx Corp.	7,803,762	2,216,580,559
		7,111,519,331
Information Technology: 18.9%
Semiconductors & Semiconductor Equipment: 1.7%
Microchip Technology, Inc.	9,068,833	1,407,664,258
Software & Services: 5.8%
Cognizant Technology Solutions Corp., Class A	13,017,677	1,016,940,927
Fiserv, Inc.(a)	9,643,200	1,147,926,528
Micro Focus International PLC ADR(b) (United Kingdom)	22,724,028	174,520,535
Microsoft Corp.	7,375,000	1,738,803,750
VMware, Inc., Class A(a)	4,151,600	624,608,220
		4,702,799,960
Technology, Hardware & Equipment: 11.4%
Cisco Systems, Inc.	25,614,887	1,324,545,807
Dell Technologies, Inc., Class C(a)	22,591,817	1,991,468,669
Hewlett Packard Enterprise Co.(b)	95,660,134	1,505,690,509
HP Inc.(b)	76,778,637	2,437,721,725
Juniper Networks, Inc.(b)	29,015,165	734,954,129
TE Connectivity, Ltd. (Switzerland)	9,277,075	1,197,763,153
		9,192,143,992
		15,302,608,210
1 / Dodge & Cox Stock Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2021
Common Stocks (continued)
	Shares	Value
Materials: 1.0%
Celanese Corp.	4,681,198	$701,290,273
LyondellBasell Industries NV, Class A (Netherlands)	1,003,363	104,399,920
		805,690,193
Total Common Stocks (Cost $49,068,454,396)		$78,316,294,032
Short-Term Investments: 3.0%
	Par Value/ Shares	Value
Repurchase Agreements: 2.6%
Fixed Income Clearing Corporation(c) 0.000%, dated 3/31/21, due 4/1/21, maturity value $2,082,139,000	2,082,139,000	$2,082,139,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	326,384,433	326,384,433
Total Short-Term Investments (Cost $2,408,523,433)		$2,408,523,433
Total Investments In Securities (Cost $51,476,977,829)	99.6%	$80,724,817,465
Other Assets Less Liabilities	0.4%	336,171,140
Net Assets	100.0%	$81,060,988,605
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.125%- 4.375%, 9/30/22-11/15/48 and U.S. Treasury Inflation Indexed Notes 0.125%, 1/15/23. Total collateral value is $2,123,737,485.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2021. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of Investments
Dodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
March 31, 2021
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 14.5%
Consumer Discretionary 0.0%
Qurate Retail, Inc., Series A	$ 382,066,188	$—	$(21,909,550)	$(3,432,381)	$33,596,188	$(a)—	$—
Consumer Staples 1.1%
Molson Coors Beverage Company, Class B(b)	806,502,541	15,542,408	—	—	107,080,735	929,125,684	—
Energy 3.1%
APA Corp.	441,634,079	—	(53,776,732)	(164,275,797)	287,098,451	510,680,001	778,073
Concho Resources, Inc.	639,819,420	—	(718,945,814)	(6,179,723)	85,306,117	(a)—	—
Occidental Petroleum Corp.	1,254,359,214	—	(76,466,619)	(40,344,784)	720,638,023	1,858,185,834	698,041
Occidental Petroleum Corp., Warrant(b)	63,979,882	—	—	—	47,914,449	111,894,331	—
						2,480,760,166
Financials 4.3%
Brighthouse Financial, Inc.(b)	240,722,085	—	—	—	53,490,103	294,212,188	—
Capital One Financial Corp.	3,003,993,475	—	(575,701,165)	222,645,692	566,532,230	3,217,470,232	10,285,205
						3,511,682,420
Industrials 0.0%
Johnson Controls International PLC	1,864,965,879	—	(289,445,418)	81,633,410	433,737,646	(a)—	9,461,048
Information Technology 6.0%
Hewlett Packard Enterprise Co.	1,132,526,363	24,781,500	(29,764,278)	18,567,866	359,579,058	1,505,690,509	11,705,308
HP Inc.	2,225,403,287	—	(407,328,042)	159,448,966	460,197,514	2,437,721,725	16,997,469
Juniper Networks, Inc.	653,131,364	—	—	—	81,822,765	734,954,129	5,803,033
Micro Focus International PLC ADR	129,754,200	—	—	—	44,766,335	174,520,535	3,522,224
						4,852,886,898
				268,063,249	3,281,759,614	11,774,455,168	59,250,401
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 3/15/2031	56,621,467	—	(57,740,251)	3,828,807	(2,710,023)	—(a)	50,394
				$271,892,056	$3,279,049,591	$11,774,455,168	$59,300,795
(a)	Company was not an affiliate at period end
(b)	Non-income producing
3 / Dodge & Cox Stock Fund
See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Preferred stocks are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$10,322,071,427	$—
Consumer Discretionary	2,113,473,848	—
Consumer Staples	929,125,684	—
Energy	6,818,132,168	—
Financials	21,184,365,132	—
Health Care	13,729,308,039	—
Industrials	7,111,519,331	—
Information Technology	15,302,608,210	—
Materials	805,690,193	—
Short-Term Investments
Repurchase Agreements	—	2,082,139,000
Money Market Fund	326,384,433	—
Total Securities	$78,642,678,465	$2,082,139,000
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Common Stocks: 96.0%
	Shares	Value
Communication Services: 12.3%
Media & Entertainment: 12.3%
Alphabet, Inc., Class C(a) (United States)	144,899	$299,742,418
Baidu, Inc. ADR(a) (Cayman Islands/China)	299,500	65,156,225
Charter Communications, Inc., Class A(a) (United States)	472,497	291,540,099
Comcast Corp., Class A (United States)	6,920,200	374,452,022
DISH Network Corp., Class A(a) (United States)	2,236,900	80,975,780
Facebook, Inc., Class A(a) (United States)	271,500	79,964,895
Fox Corp., Class A (United States)	2,449,400	88,447,834
Grupo Televisa SAB ADR(a) (Mexico)	11,641,400	103,142,804
Television Broadcasts, Ltd. (Hong Kong)	2,304,000	2,397,623
		1,385,819,700
Consumer Discretionary: 7.5%
Automobiles & Components: 1.9%
Bayerische Motoren Werke AG (Germany)	807,100	83,735,632
Honda Motor Co., Ltd. (Japan)	4,175,800	125,170,289
		208,905,921
Retailing: 5.6%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	945,900	214,463,907
Booking Holdings, Inc.(a) (United States)	39,800	92,727,632
JD.com, Inc. ADR(a) (Cayman Islands/China)	799,646	67,434,147
Naspers, Ltd., Class N (South Africa)	592,753	141,831,416
Prosus NV(a) (Netherlands)	735,653	81,783,987
Qurate Retail, Inc., Series A (United States)	2,911,146	34,235,077
		632,476,166
		841,382,087
Consumer Staples: 2.3%
Food & Staples Retailing: 0.4%
Magnit PJSC (Russia)	688,500	48,634,817
Food, Beverage & Tobacco: 1.9%
Anheuser-Busch InBev SA NV (Belgium)	1,272,700	80,221,622
Molson Coors Beverage Company, Class B(a) (United States)	2,603,400	133,163,910
		213,385,532
		262,020,349
Energy: 7.0%
APA Corp. (United States)	1,555,614	27,845,491
ConocoPhillips (United States)	789,640	41,827,231
Occidental Petroleum Corp. (United States)	8,216,163	218,714,259
Occidental Petroleum Corp., Warrant(a) (United States)	1,030,245	12,270,218
Ovintiv, Inc. (United States)	6,157,238	146,665,409
Schlumberger, Ltd. (Curacao/United States)	3,385,300	92,046,307
Suncor Energy, Inc. (Canada)	12,074,300	252,352,870
		791,721,785
Financials: 25.6%
Banks: 14.7%
Axis Bank, Ltd.(a) (India)	18,571,100	177,344,782
Banco Santander SA(a) (Spain)	89,844,694	305,230,451
Barclays PLC (United Kingdom)	66,391,800	170,168,264

	Shares	Value
BNP Paribas SA(a) (France)	3,675,800	$223,634,484
Credicorp, Ltd. (Peru)	739,000	100,925,230
ICICI Bank, Ltd.(a) (India)	30,471,136	242,868,879
Standard Chartered PLC (United Kingdom)	10,672,477	73,491,775
Wells Fargo & Co. (United States)	9,283,673	362,713,104
		1,656,376,969
Diversified Financials: 7.3%
Bank of New York Mellon Corp. (United States)	1,934,100	91,463,589
Capital One Financial Corp. (United States)	2,178,197	277,132,004
Charles Schwab Corp. (United States)	2,388,300	155,669,394
Credit Suisse Group AG (Switzerland)	15,264,399	159,919,673
UBS Group AG (Switzerland)	9,240,600	143,084,358
		827,269,018
Insurance: 3.6%
Aegon NV (Netherlands)	12,395,391	58,871,104
Aviva PLC (United Kingdom)	28,441,020	160,050,186
MetLife, Inc. (United States)	1,544,700	93,902,313
Prudential PLC (United Kingdom)	4,262,600	90,526,202
		403,349,805
		2,886,995,792
Health Care: 16.1%
Health Care Equipment & Services: 3.3%
Cigna Corp. (United States)	688,338	166,398,828
CVS Health Corp. (United States)	1,056,400	79,472,972
UnitedHealth Group, Inc. (United States)	323,000	120,178,610
		366,050,410
Pharmaceuticals, Biotechnology & Life Sciences: 12.8%
Alnylam Pharmaceuticals, Inc.(a) (United States)	441,400	62,321,266
AstraZeneca PLC (United Kingdom)	403,500	40,312,508
Bayer AG (Germany)	1,212,820	76,745,907
BioMarin Pharmaceutical, Inc.(a) (United States)	772,000	58,293,720
GlaxoSmithKline PLC (United Kingdom)	20,891,400	370,955,165
Incyte Corp.(a) (United States)	185,928	15,110,368
Novartis AG (Switzerland)	2,773,700	237,033,009
Roche Holding AG (Switzerland)	702,600	227,063,609
Sanofi (France)	3,629,762	358,620,399
		1,446,455,951
		1,812,506,361
Industrials: 7.4%
Capital Goods: 5.4%
Carrier Global Corp. (United States)	2,279,900	96,257,378
Johnson Controls International PLC (Ireland/United States)	2,302,303	137,378,420
Mitsubishi Electric Corp. (Japan)	12,823,300	195,317,186
Raytheon Technologies Corp. (United States)	2,255,300	174,267,031
		603,220,015
Transportation: 2.0%
FedEx Corp. (United States)	811,400	230,470,056
		833,690,071
Information Technology: 10.6%
Semiconductors & Semiconductor Equipment: 1.0%
Microchip Technology, Inc. (United States)	766,100	118,914,042
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox Global Stock Fund / 1

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Common Stocks (continued)
	Shares	Value
Software & Services: 2.8%
Cognizant Technology Solutions Corp., Class A (United States)	807,200	$63,058,464
Micro Focus International PLC (United Kingdom)	3,002,699	22,899,816
Microsoft Corp. (United States)	714,600	168,481,242
VMware, Inc., Class A(a) (United States)	399,100	60,044,595
		314,484,117
Technology, Hardware & Equipment: 6.8%
Cisco Systems, Inc. (United States)	1,141,000	59,001,110
Dell Technologies, Inc., Class C(a) (United States)	3,107,943	273,965,175
Hewlett Packard Enterprise Co. (United States)	7,351,998	115,720,449
HP Inc. (United States)	4,413,700	140,134,975
Juniper Networks, Inc. (United States)	2,719,268	68,879,058
TE Connectivity, Ltd. (Switzerland)	813,415	105,020,011
		762,720,778
		1,196,118,937
Materials: 6.3%
Celanese Corp. (United States)	784,500	117,525,945
Glencore PLC(a) (Jersey/United Kingdom)	75,896,400	297,412,806
LafargeHolcim, Ltd. (Switzerland)	1,881,562	110,566,528
LyondellBasell Industries NV, Class A (Netherlands)	137,717	14,329,454
Nutrien, Ltd. (Canada)	3,250,800	175,185,612
		715,020,345
Real Estate: 0.9%
Daito Trust Construction Co., Ltd. (Japan)	529,800	61,389,334
Hang Lung Group, Ltd. (Hong Kong)	14,562,900	36,865,730
		98,255,064
Total Common Stocks (Cost $7,893,329,910)		$10,823,530,491
Preferred Stocks: 2.8%
	Par Value/ Shares	Value
Financials: 1.6%
Banks: 1.6%
Itau Unibanco Holding SA, Pfd (Brazil)	35,220,993	$175,020,862
Information Technology: 1.2%
Technology, Hardware & Equipment: 1.2%
Samsung Electronics Co., Ltd., Pfd (South Korea)	2,063,730	133,114,460
Total Preferred Stocks (Cost $182,540,225)		$308,135,322
Short-Term Investments: 1.5%
	Par Value/ Shares	Value
Repurchase Agreements: 1.1%
Fixed Income Clearing Corporation(b) 0.000%, dated 3/31/21, due 4/1/21, maturity value $126,590,000	$126,590,000	$126,590,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	45,503,536	45,503,536
Total Short-Term Investments (Cost $172,093,536)		$172,093,536
Total Investments In Securities (Cost $8,247,963,671)	100.3%	$11,303,759,349
Other Assets Less Liabilities	(0.3)%	(29,557,543)
Net Assets	100.0%	$11,274,201,806
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.375%, 10/15/22. Total collateral value is 129,121,896.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
2 / Dodge & Cox Global Stock Fund
See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Equity Total Return Swaps
Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Prosus NV	1.164%	JPMorgan	5/4/21	$3,072,785	$1,150,968
Total Return on Prosus NV	1.131%	JPMorgan	5/4/21	3,072,785	1,156,067
Total Return on Prosus NV	1.132%	JPMorgan	5/4/21	3,072,785	1,074,852
Total Return on Prosus NV	1.132%	JPMorgan	5/4/21	3,072,785	1,064,521
Total Return on Prosus NV	0.566%	JPMorgan	10/13/21	31,581,431	5,952,843
Total Return on Naspers, Ltd.	0.866%	JPMorgan	10/13/21	67,913,139	18,455,593
0.564%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	3,000,194	(1,030,935)
0.531%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	3,000,115	(997,922)
0.532%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	3,000,194	(978,837)
0.532%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	3,000,115	(985,785)
(0.015)%	Total Return on Tencent Holdings, Ltd.	JPMorgan	10/13/21	123,637,465	(21,277,385)
					$3,583,980
The combination of the equity total return swaps is designed to hedge Naspers, Ltd.'s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity; no upfront payments were made.
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	1,813	6/18/21	$82,195,224	$1,722,161
Yen Denominated Nikkei 225 Index— Long Position	431	6/10/21	57,113,096	219,262
				$1,941,423
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Citibank	4/14/21	USD	7,511,357	CHF	6,660,200	$463,111
Citibank	4/14/21	USD	10,010,363	CHF	8,878,431	614,644
Citibank	4/14/21	USD	7,510,082	CHF	6,660,421	461,602
Citibank	4/14/21	USD	7,511,865	CHF	6,660,200	463,620
Citibank	4/14/21	USD	10,009,914	CHF	8,878,433	614,193
Morgan Stanley	4/14/21	USD	7,520,010	CHF	6,666,860	464,716
UBS	4/14/21	USD	7,512,872	CHF	6,660,199	464,628
UBS	4/14/21	USD	10,010,014	CHF	8,878,432	614,295
UBS	4/14/21	USD	7,510,855	CHF	6,658,824	464,066
Citibank	5/19/21	USD	4,732,187	CHF	4,231,200	250,226
Citibank	5/19/21	USD	4,732,558	CHF	4,231,200	250,596
Citibank	5/19/21	USD	4,731,088	CHF	4,231,201	249,125
Citibank	5/19/21	USD	4,728,233	CHF	4,231,201	246,270
Citibank	5/19/21	USD	4,730,918	CHF	4,231,201	248,956
UBS	5/19/21	USD	4,732,504	CHF	4,231,199	250,543
UBS	5/19/21	USD	4,729,019	CHF	4,231,200	247,058
UBS	5/19/21	USD	4,728,492	CHF	4,231,201	246,529
UBS	5/19/21	USD	4,733,081	CHF	4,231,195	251,125
UBS	5/19/21	USD	4,731,348	CHF	4,231,202	249,384
Citibank	6/16/21	USD	11,658,132	CHF	10,800,000	209,265
Citibank	6/16/21	USD	11,646,942	CHF	10,800,000	198,076
CNH: Chinese Yuan Renminbi
JPMorgan	4/14/21	USD	25,440,970	CNH	165,277,260	279,060
UBS	4/14/21	USD	25,428,249	CNH	165,277,260	266,339
Goldman Sachs	5/12/21	CNH	74,000,000	USD	11,048,899	193,127
HSBC	5/12/21	CNH	65,500,000	USD	9,235,498	715,214
HSBC	5/12/21	CNH	65,500,000	USD	9,238,364	712,348
JPMorgan	5/12/21	USD	39,755,786	CNH	280,000,000	(2,781,609)
JPMorgan	5/12/21	CNH	74,000,000	USD	11,047,249	194,776
Morgan Stanley	5/12/21	USD	31,706,299	CNH	228,000,000	(2,931,293)
UBS	5/12/21	USD	28,299,221	CNH	203,528,000	(2,620,603)
Bank of America	5/26/21	USD	7,690,533	CNH	50,000,000	102,457
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox Global Stock Fund / 3

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	6/23/21	USD	5,771,652	CNH	41,250,000	$(475,315)
Bank of America	6/23/21	USD	24,770,167	CNH	162,740,000	124,554
Barclays	6/23/21	USD	5,773,268	CNH	41,250,001	(473,700)
HSBC	6/23/21	USD	5,778,525	CNH	41,249,999	(468,443)
Morgan Stanley	6/23/21	USD	5,773,268	CNH	41,250,000	(473,700)
Bank of America	7/21/21	USD	27,144,572	CNH	176,656,873	448,215
Bank of America	7/21/21	USD	27,545,272	CNH	179,333,494	444,425
JPMorgan	7/21/21	USD	27,549,503	CNH	179,333,493	448,656
UBS	8/18/21	USD	13,278,409	CNH	88,000,000	8,001
UBS	8/18/21	USD	13,279,010	CNH	88,000,000	8,602
Goldman Sachs	10/27/21	USD	12,720,309	CNH	90,000,000	(781,037)
HSBC	10/27/21	USD	14,689,104	CNH	103,000,000	(762,436)
HSBC	10/27/21	CNH	134,000,000	USD	18,536,450	1,565,553
HSBC	10/27/21	USD	12,723,546	CNH	90,000,000	(777,800)
JPMorgan	10/27/21	USD	20,913,864	CNH	145,000,000	(838,304)
UBS	10/27/21	CNH	134,000,000	USD	18,541,580	1,560,424
UBS	10/27/21	USD	20,920,502	CNH	145,000,000	(831,666)
Citibank	11/17/21	USD	13,602,900	CNH	92,408,580	(238,724)
Citibank	11/17/21	USD	14,753,305	CNH	98,766,000	(40,580)
JPMorgan	11/17/21	CNH	142,280,000	USD	21,587,013	(275,287)
Morgan Stanley	11/17/21	CNH	142,280,000	USD	21,563,784	(252,058)
State Street	11/17/21	USD	13,816,123	CNH	93,808,710	(235,223)
State Street	11/17/21	USD	13,800,472	CNH	93,808,710	(250,874)
JPMorgan	12/15/21	USD	13,503,860	CNH	89,220,000	166,839
Morgan Stanley	12/15/21	USD	13,501,816	CNH	89,220,000	164,795
HSBC	1/26/22	USD	9,113,221	CNH	64,397,667	(484,821)
JPMorgan	1/26/22	USD	9,135,069	CNH	64,397,666	(462,974)
JPMorgan	1/26/22	USD	9,093,789	CNH	64,397,667	(504,254)
Goldman Sachs	3/16/22	CNH	60,780,000	USD	9,151,134	(122,501)
HSBC	3/16/22	USD	16,202,448	CNH	107,500,000	233,741
HSBC	3/16/22	USD	16,189,759	CNH	107,500,000	221,053
HSBC	3/16/22	CNH	60,780,000	USD	9,125,715	(97,083)
Goldman Sachs	4/27/22	CNH	68,371,000	USD	9,498,611	629,220
Goldman Sachs	4/27/22	USD	9,234,784	CNH	64,264,860	(284,802)
HSBC	4/27/22	USD	5,378,709	CNH	38,525,000	(328,019)
HSBC	4/27/22	USD	5,296,950	CNH	37,950,000	(324,602)
HSBC	4/27/22	USD	5,374,581	CNH	38,525,000	(332,146)
HSBC	4/27/22	CNH	173,000,000	USD	24,116,540	1,510,036
HSBC	4/27/22	USD	9,230,132	CNH	65,238,570	(433,690)
HSBC	4/27/22	USD	9,369,992	CNH	65,238,570	(293,830)
JPMorgan	4/27/22	CNH	68,371,000	USD	9,524,015	603,815
Goldman Sachs	7/27/22	USD	16,793,687	CNH	124,500,000	(1,539,768)
HSBC	7/27/22	CNH	62,500,000	USD	8,664,911	538,631
HSBC	7/27/22	CNH	62,500,000	USD	8,669,718	533,823
UBS	7/27/22	USD	16,793,687	CNH	124,500,000	(1,539,768)
HSBC	10/26/22	USD	10,530,691	CNH	76,000,000	(595,183)
HSBC	10/26/22	USD	10,535,071	CNH	76,000,000	(590,804)
HSBC	1/11/23	USD	23,098,202	CNH	167,000,000	(1,228,727)
Unrealized gain on currency forward contracts						19,195,732
Unrealized loss on currency forward contracts						(24,671,624)
Net unrealized loss on currency forward contracts						$ (5,475,892)
The listed counterparty may be the parent company or one of its subsidiaries.
4 / Dodge & Cox Global Stock Fund
See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Certain preferred stocks are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,385,819,700	$—
Consumer Discretionary	841,382,087	—
Consumer Staples	262,020,349	—
Energy	791,721,785	—
Financials	2,886,995,792	—
Health Care	1,812,506,361	—
Industrials	833,690,071	—
Information Technology	1,196,118,937	—
Materials	715,020,345	—
Real Estate	98,255,064	—
Preferred Stocks
Financials	175,020,862	—
Information Technology	133,114,460	—
Dodge & Cox Global Stock Fund / 5

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Short-Term Investments
Repurchase Agreements	$—	$126,590,000
Money Market Fund	45,503,536	—
Total Securities	$11,177,169,349	$126,590,000
Other Investments
Futures Contracts
Appreciation	$1,941,423	$—
Equity Total Return Swaps
Appreciation	—	28,854,844
Depreciation	—	(25,270,864)
Currency Forward Contracts
Appreciation	—	19,195,732
Depreciation	—	(24,671,624)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
6 / Dodge & Cox Global Stock Fund

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Common Stocks: 92.6%
	Shares	Value
Communication Services: 6.2%
Media & Entertainment: 2.3%
Baidu, Inc. ADR(a) (Cayman Islands/China)	2,416,321	$525,670,634
Grupo Televisa SAB ADR(a) (Mexico)	47,072,780	417,064,831
Television Broadcasts, Ltd.(b) (Hong Kong)	38,464,400	40,027,398
		982,762,863
Telecommunication Services: 3.9%
America Movil SAB de CV, Series L (Mexico)	238,002,609	162,204,376
Liberty Global PLC, Class A(a) (United Kingdom)	7,748,451	198,825,253
Liberty Global PLC, Class C(a) (United Kingdom)	17,477,501	446,375,375
Millicom International Cellular SA SDR(a) (Luxembourg)	4,851,184	186,638,479
Vodafone Group PLC (United Kingdom)	360,235,500	654,942,936
		1,648,986,419
		2,631,749,282
Consumer Discretionary: 11.9%
Automobiles & Components: 4.5%
Bayerische Motoren Werke AG (Germany)	6,337,501	657,507,934
Honda Motor Co., Ltd. (Japan)	35,591,755	1,066,868,682
Yamaha Motor Co., Ltd. (Japan)	8,442,900	206,716,658
		1,931,093,274
Retailing: 7.4%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	4,217,000	956,120,410
Booking Holdings, Inc.(a) (United States)	176,200	410,517,808
JD.com, Inc. ADR(a) (Cayman Islands/China)	4,336,548	365,701,093
Naspers, Ltd., Class N (South Africa)	3,667,858	877,629,457
Prosus NV(a) (Netherlands)	4,889,458	543,570,635
		3,153,539,403
		5,084,632,677
Consumer Staples: 2.8%
Food & Staples Retailing: 0.4%
Magnit PJSC (Russia)	2,688,185	189,890,175
Food, Beverage & Tobacco: 2.4%
Anheuser-Busch InBev SA NV (Belgium)	6,596,400	415,788,412
Imperial Brands PLC (United Kingdom)	28,890,997	594,250,242
		1,010,038,654
		1,199,928,829
Energy: 7.7%
Equinor ASA (Norway)	19,113,934	373,869,412
Ovintiv, Inc.(b) (United States)	19,044,372	453,636,941
Schlumberger, Ltd. (Curacao/United States)	13,919,624	378,474,576
Suncor Energy, Inc. (Canada)	41,791,154	873,435,119
TC Energy Corp. (Canada)	9,688,000	443,226,000
Total SE (France)	16,624,470	775,434,156
		3,298,076,204
Financials: 25.9%
Banks: 16.9%
Axis Bank, Ltd.(a) (India)	82,967,250	792,296,031
Banco Santander SA(a) (Spain)	361,883,160	1,229,429,979
Barclays PLC (United Kingdom)	398,607,568	1,021,667,706

	Shares	Value
BNP Paribas SA(a) (France)	22,442,492	$1,365,393,957
Credicorp, Ltd. (Peru)	2,225,696	303,963,303
ICICI Bank, Ltd.(a) (India)	176,867,176	1,409,712,220
Mitsubishi UFJ Financial Group, Inc. (Japan)	134,488,300	718,687,985
Standard Chartered PLC (United Kingdom)	53,137,412	365,909,686
		7,207,060,867
Diversified Financials: 5.0%
Credit Suisse Group AG (Switzerland)	91,947,435	963,300,535
UBS Group AG (Switzerland)	74,678,142	1,156,339,849
		2,119,640,384
Insurance: 4.0%
Aegon NV (Netherlands)	80,049,394	380,189,398
Aviva PLC (United Kingdom)	138,408,227	778,884,248
Prudential PLC (United Kingdom)	26,663,147	566,253,794
		1,725,327,440
		11,052,028,691
Health Care: 14.7%
Pharmaceuticals, Biotechnology & Life Sciences: 14.7%
AstraZeneca PLC (United Kingdom)	2,543,700	254,133,645
Bayer AG (Germany)	9,936,326	628,759,707
GlaxoSmithKline PLC (United Kingdom)	79,412,400	1,410,074,957
Novartis AG (Switzerland)	14,669,470	1,253,613,809
Roche Holding AG (Switzerland)	3,728,100	1,204,833,249
Sanofi (France)	15,074,722	1,489,382,173
		6,240,797,540
Industrials: 8.2%
Capital Goods: 8.2%
Johnson Controls International PLC (Ireland/United States)	15,014,101	895,891,407
Komatsu, Ltd. (Japan)	6,265,300	193,461,826
Mitsubishi Electric Corp. (Japan)	68,217,600	1,039,051,546
Nidec Corp. (Japan)	3,816,800	463,117,706
Schneider Electric SA (France)	3,275,446	500,305,302
Smiths Group PLC(b) (United Kingdom)	18,617,381	394,613,307
		3,486,441,094
Information Technology: 4.4%
Software & Services: 0.3%
Micro Focus International PLC(b) (United Kingdom)	18,874,983	143,948,371
Technology, Hardware & Equipment: 4.1%
Brother Industries, Ltd. (Japan)	9,270,900	205,052,464
Kyocera Corp. (Japan)	8,735,000	554,196,207
Murata Manufacturing Co., Ltd. (Japan)	5,215,800	416,510,306
TDK Corp. (Japan)	48,000	6,645,654
TE Connectivity, Ltd. (Switzerland)	4,343,885	560,838,992
		1,743,243,623
		1,887,191,994
Materials: 8.2%
Akzo Nobel NV (Netherlands)	5,937,160	663,387,725
Glencore PLC(a) (Jersey/United Kingdom)	231,899,300	908,736,404
LafargeHolcim, Ltd. (Switzerland)	15,166,441	891,227,988
Linde PLC (Ireland/United States)	1,277,735	357,967,724
Nutrien, Ltd. (Canada)	9,130,959	492,067,381
Teck Resources, Ltd., Class B (Canada)	8,427,940	161,647,889
		3,475,035,111
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox International Stock Fund / 1

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Common Stocks (continued)
	Shares	Value
Real Estate: 2.1%
CK Asset Holdings, Ltd. (Cayman Islands/Hong Kong)	49,938,900	$303,201,153
Daito Trust Construction Co., Ltd. (Japan)	3,058,200	354,361,761
Hang Lung Group, Ltd.(b) (Hong Kong)	99,443,200	251,738,745
		909,301,659
Utilities: 0.5%
Engie SA(a) (France)	15,842,438	224,891,862
Total Common Stocks (Cost $31,550,378,920)		$39,490,074,943
Preferred Stocks: 5.2%
	Par Value/ Shares	Value
Financials: 2.0%
Banks: 2.0%
Itau Unibanco Holding SA, Pfd (Brazil)	170,120,051	$845,363,955
Information Technology: 3.2%
Technology, Hardware & Equipment: 3.2%
Samsung Electronics Co., Ltd., Pfd (South Korea)	21,204,500	1,367,730,064
Total Preferred Stocks (Cost $1,308,545,300)		$2,213,094,019
Short-Term Investments: 1.7%
	Par Value/ Shares	Value
Repurchase Agreements: 1.3%
Fixed Income Clearing Corporation(c) 0.000%, dated 3/31/21, due 4/1/21, maturity value $544,635,000	$544,635,000	$544,635,000

	Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	171,689,420	$171,689,420
Total Short-Term Investments (Cost $716,324,420)		$716,324,420
Total Investments In Securities (Cost $33,575,248,640)	99.5%	$42,419,493,382
Other Assets Less Liabilities	0.5%	215,664,883
Net Assets	100.0%	$42,635,158,265
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.375%, 10/15/22. Total collateral value is $555,527,782.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt
Equity Total Return Swaps
Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Total Return on Prosus NV	1.164%	JPMorgan	5/4/21	$42,373,467	$15,871,762
Total Return on Prosus NV	1.131%	JPMorgan	5/4/21	42,373,467	15,942,078
Total Return on Prosus NV	1.132%	JPMorgan	5/4/21	42,373,467	14,822,126
Total Return on Prosus NV	1.132%	JPMorgan	5/4/21	42,373,467	14,679,660
Total Return on Prosus NV	0.566%	JPMorgan	10/13/21	201,582,113	37,996,592
Total Return on Naspers, Ltd.	0.866%	JPMorgan	10/13/21	433,484,917	117,800,786
0.564%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	41,351,136	(14,209,199)
0.531%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	41,351,136	(13,754,542)
0.532%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	41,351,136	(13,491,144)
0.532%	Total Return on Tencent Holdings, Ltd.	JPMorgan	5/4/21	41,351,136	(13,587,261)
(0.015)%	Total Return on Tencent Holdings, Ltd.	JPMorgan	10/13/21	789,170,191	(135,812,213)
					$ 26,258,645
The combination of the equity total return swaps is designed to hedge Naspers, Ltd.'s and Prosus NV’s exposure to Tencent Holdings, Ltd. The swaps pay at maturity; no upfront payments were made.
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	10,754	6/18/21	$487,549,608	$9,755,028
Yen Denominated Nikkei 225 Index— Long Position	2,256	6/10/21	298,949,289	4,274,691
				$14,029,719
2 / Dodge & Cox International Stock Fund
See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CHF: Swiss Franc
Citibank	4/14/21	USD	58,073,380	CHF	51,508,997	$3,563,294
Citibank	4/14/21	USD	58,075,996	CHF	51,508,995	3,565,913
Citibank	4/14/21	USD	43,580,742	CHF	38,639,732	2,689,729
Citibank	4/14/21	USD	43,577,793	CHF	38,639,732	2,686,780
Citibank	4/14/21	USD	43,570,399	CHF	38,641,018	2,678,024
Morgan Stanley	4/14/21	USD	43,627,994	CHF	38,678,372	2,696,089
UBS	4/14/21	USD	43,586,591	CHF	38,639,731	2,695,579
UBS	4/14/21	USD	58,073,969	CHF	51,508,997	3,563,883
UBS	4/14/21	USD	43,574,882	CHF	38,631,747	2,692,318
Citibank	5/19/21	USD	45,966,499	CHF	41,096,900	2,433,996
Citibank	5/19/21	USD	45,924,489	CHF	41,096,907	2,391,979
Citibank	5/19/21	USD	45,962,900	CHF	41,096,900	2,430,398
Citibank	5/19/21	USD	45,952,218	CHF	41,096,907	2,419,708
Citibank	5/19/21	USD	45,950,574	CHF	41,096,907	2,418,064
UBS	5/19/21	USD	45,965,984	CHF	41,096,899	2,433,482
UBS	5/19/21	USD	45,971,595	CHF	41,096,859	2,439,136
UBS	5/19/21	USD	45,927,004	CHF	41,096,907	2,394,494
UBS	5/19/21	USD	45,932,136	CHF	41,096,906	2,399,627
UBS	5/19/21	USD	45,954,737	CHF	41,096,908	2,422,226
Citibank	6/16/21	USD	26,906,594	CHF	24,950,000	457,592
Citibank	6/16/21	USD	26,932,443	CHF	24,950,000	483,442
CNH: Chinese Yuan Renminbi
JPMorgan	4/14/21	USD	122,411,409	CNH	795,245,720	1,342,723
UBS	4/14/21	USD	122,350,201	CNH	795,245,720	1,281,515
Goldman Sachs	5/12/21	CNH	435,000,000	USD	64,949,608	1,135,273
HSBC	5/12/21	CNH	135,000,000	USD	19,040,903	1,468,198
JPMorgan	5/12/21	CNH	435,000,000	USD	64,939,912	1,144,969
Morgan Stanley	5/12/21	USD	85,523,571	CNH	615,000,000	(7,906,778)
UBS	5/12/21	USD	186,803,040	CNH	1,315,000,000	(12,970,796)
UBS	5/12/21	USD	53,197,303	CNH	382,595,000	(4,926,249)
Bank of America	5/26/21	USD	112,281,781	CNH	730,000,000	1,495,869
Bank of America	6/23/21	USD	43,025,045	CNH	307,500,000	(3,543,262)
Barclays	6/23/21	USD	43,037,089	CNH	307,500,002	(3,531,218)
HSBC	6/23/21	USD	43,076,276	CNH	307,499,996	(3,492,030)
Morgan Stanley	6/23/21	USD	43,037,089	CNH	307,500,002	(3,531,218)
Bank of America	7/21/21	USD	54,196,173	CNH	352,844,184	874,420
Bank of America	7/21/21	USD	53,407,783	CNH	347,577,852	881,877
JPMorgan	7/21/21	USD	54,204,498	CNH	352,844,183	882,745
UBS	8/18/21	USD	95,065,641	CNH	630,000,000	61,582
UBS	8/18/21	USD	95,061,337	CNH	630,000,000	57,279
Goldman Sachs	10/27/21	USD	40,654,396	CNH	290,000,000	(2,849,941)
Goldman Sachs	10/27/21	USD	83,742,032	CNH	592,500,000	(5,141,827)
HSBC	10/27/21	CNH	72,500,000	USD	10,029,050	847,034
JPMorgan	10/27/21	USD	112,914,167	CNH	782,856,500	(4,526,014)
UBS	10/27/21	USD	49,467,104	CNH	342,856,500	(1,966,498)
Citibank	11/17/21	USD	63,150,457	CNH	429,000,000	(1,108,261)
Citibank	11/17/21	USD	96,736,127	CNH	647,600,000	(266,078)
JPMorgan	11/17/21	CNH	365,000,000	USD	55,378,547	(706,211)
Morgan Stanley	11/17/21	CNH	365,000,000	USD	55,318,955	(646,620)
State Street	11/17/21	USD	64,067,672	CNH	435,500,000	(1,164,663)
State Street	11/17/21	USD	64,140,328	CNH	435,500,000	(1,092,007)
JPMorgan	12/15/21	USD	165,922,506	CNH	1,096,250,000	2,049,957
Morgan Stanley	12/15/21	USD	165,897,397	CNH	1,096,250,000	2,024,848
HSBC	1/26/22	USD	83,239,651	CNH	588,204,670	(4,428,331)
JPMorgan	1/26/22	USD	83,439,203	CNH	588,204,660	(4,228,777)
JPMorgan	1/26/22	USD	83,062,158	CNH	588,204,670	(4,605,824)
Goldman Sachs	3/16/22	CNH	703,700,000	USD	105,950,194	(1,418,300)
HSBC	3/16/22	USD	90,432,266	CNH	600,000,000	1,304,603
HSBC	3/16/22	USD	90,361,446	CNH	600,000,000	1,233,783
HSBC	3/16/22	USD	108,634,426	CNH	721,300,000	1,488,120
Goldman Sachs	4/27/22	USD	24,906,715	CNH	173,325,830	(768,126)
HSBC	4/27/22	USD	59,399,651	CNH	425,450,000	(3,622,469)
HSBC	4/27/22	USD	58,496,755	CNH	419,100,000	(3,584,736)
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox International Stock Fund / 3

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	4/27/22	USD	59,354,074	CNH	425,450,000	$(3,668,046)
HSBC	4/27/22	USD	66,646,344	CNH	464,025,170	(2,089,935)
JPMorgan	4/27/22	CNH	400,000,000	USD	55,719,619	3,532,580
Goldman Sachs	7/27/22	USD	34,396,709	CNH	255,000,000	(3,153,741)
UBS	7/27/22	USD	34,396,709	CNH	255,000,000	(3,153,741)
HSBC	10/26/22	USD	40,321,463	CNH	291,000,000	(2,278,924)
HSBC	10/26/22	USD	40,338,231	CNH	291,000,000	(2,262,156)
HSBC	1/11/23	USD	93,360,996	CNH	675,000,000	(4,966,411)
Unrealized gain on currency forward contracts						75,063,128
Unrealized loss on currency forward contracts						(103,599,188)
Net unrealized loss on currency forward contracts						$ (28,536,060)
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2021. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 2.1%
Communication Services 0.1%
Television Broadcasts, Ltd.	$ 40,201,079	$—	$(569,597)	$(2,996,136)	$3,392,052	$40,027,398	$—
Energy 1.1%
Ovintiv, Inc.	339,176,365	—	(83,690,209)	(17,618,866)	215,769,651	453,636,941	1,806,518
Industrials 0.0%
Smiths Group PLC	427,644,661	—	(42,766,244)	4,399,309	5,335,581	(a)—	—
Information Technology 0.3%
Micro Focus International PLC	109,094,160	—	—	—	34,854,211	143,948,371	2,979,410
Real Estate 0.6%
Hang Lung Group, Ltd.	255,190,021	—	(7,921,032)	(9,069,076)	13,538,832	251,738,745	—
				$(25,284,769)	$272,890,327	$889,351,455	$4,785,928
(a)	Company was not an affiliate at period end
4 / Dodge & Cox International Stock Fund
See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$2,631,749,282	$—
Consumer Discretionary	5,084,632,677	—
Consumer Staples	1,199,928,829	—
Energy	3,298,076,204	—
Financials	11,052,028,691	—
Health Care	6,240,797,540	—
Industrials	3,486,441,094	—
Information Technology	1,887,191,994	—
Materials	3,475,035,111	—
Real Estate	909,301,659	—
Utilities	224,891,862	—
Preferred Stocks
Financials	845,363,955	—
Information Technology	1,367,730,064	—
Dodge & Cox International Stock Fund / 5

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Short-Term Investments
Repurchase Agreements	$—	$544,635,000
Money Market Fund	171,689,420	—
Total Securities	$41,874,858,382	$544,635,000
Other Investments
Futures Contracts
Appreciation	$14,029,719	$—
Equity Total Return Swaps
Appreciation	—	217,113,004
Depreciation	—	(190,854,359)
Currency Forward Contracts
Appreciation	—	75,063,128
Depreciation	—	(103,599,188)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
6 / Dodge & Cox International Stock Fund

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
March 31, 2021
Common Stocks: 66.7%
	Shares	Value
Communication Services: 8.5%
Media & Entertainment: 8.4%
Alphabet, Inc., Class A(a)	9,700	$20,006,444
Alphabet, Inc., Class C(a)	157,995	326,833,197
Charter Communications, Inc., Class A(a)	419,407	258,782,507
Comcast Corp., Class A	6,438,048	348,362,777
DISH Network Corp., Class A(a)	3,146,834	113,915,391
Fox Corp., Class A	3,707,533	133,879,017
Fox Corp., Class B	1,429,080	49,917,764
News Corp., Class A	955,604	24,301,010
		1,275,998,107
Telecommunication Services: 0.1%
T-Mobile U.S., Inc.(a)	118,861	14,892,094
		1,290,890,201
Consumer Discretionary: 1.6%
Automobiles & Components: 0.2%
Honda Motor Co., Ltd. ADR (Japan)	1,144,500	34,563,900
Retailing: 1.4%
Booking Holdings, Inc.(a)(b)	54,600	127,209,264
Qurate Retail, Inc., Series A	3,204,750	37,687,860
The Gap, Inc.	1,636,278	48,728,359
		213,625,483
		248,189,383
Consumer Staples: 0.9%
Food, Beverage & Tobacco: 0.9%
Molson Coors Beverage Company, Class B(a)	2,505,314	128,146,811
Energy: 5.6%
APA Corp.	3,482,376	62,334,531
Baker Hughes Co., Class A	4,660,200	100,706,922
ConocoPhillips(b)	1,677,624	88,863,743
Halliburton Co.	2,076,540	44,562,548
Hess Corp.	940,625	66,558,625
Occidental Petroleum Corp.(b)	8,712,814	231,935,109
Occidental Petroleum Corp., Warrant(a)	1,381,001	16,447,722
Schlumberger, Ltd.(b) (Curacao/United States)	3,751,321	101,998,418
The Williams Companies, Inc.	6,026,100	142,758,309
		856,165,927
Financials: 18.6%
Banks: 5.4%
Bank of America Corp.(b)	6,844,400	264,809,836
JPMorgan Chase & Co.	18,600	2,831,478
Truist Financial Corp.	1,485,384	86,627,595
Wells Fargo & Co.	11,861,006	463,409,504
		817,678,413
Diversified Financials: 10.3%
American Express Co.	1,022,000	144,551,680
Bank of New York Mellon Corp.	4,956,600	234,397,614
Capital One Financial Corp.	3,360,226	427,521,554
Charles Schwab Corp.	6,190,000	403,464,200
Goldman Sachs Group, Inc.	640,100	209,312,700
State Street Corp.	1,744,300	146,538,643
		1,565,786,391
Insurance: 2.9%
Aegon NV, NY Shs (Netherlands)	9,618,751	45,496,692
Brighthouse Financial, Inc.(a)	947,918	41,945,372

	Shares	Value
Lincoln National Corp.	639,177	$39,801,552
MetLife, Inc.	5,111,100	310,703,769
		437,947,385
		2,821,412,189
Health Care: 11.6%
Health Care Equipment & Services: 3.4%
Cigna Corp.	1,104,765	267,065,891
CVS Health Corp.	1,045,400	78,645,442
Medtronic PLC (Ireland/United States)	343,300	40,554,029
UnitedHealth Group, Inc.	346,072	128,763,009
		515,028,371
Pharmaceuticals, Biotechnology & Life Sciences: 8.2%
Alnylam Pharmaceuticals, Inc.(a)	283,900	40,083,841
BioMarin Pharmaceutical, Inc.(a)	943,787	71,265,356
Bristol-Myers Squibb Co.	2,157,500	136,202,975
Gilead Sciences, Inc.	1,661,280	107,368,527
GlaxoSmithKline PLC ADR (United Kingdom)	7,974,500	284,609,905
Incyte Corp.(a)	310,982	25,273,507
Novartis AG ADR (Switzerland)	1,882,800	160,941,744
Roche Holding AG ADR (Switzerland)	3,001,800	121,753,008
Sanofi ADR (France)	6,184,965	305,908,369
		1,253,407,232
		1,768,435,603
Industrials: 6.0%
Capital Goods: 4.0%
Carrier Global Corp.	1,950,400	82,345,888
Johnson Controls International PLC (Ireland/United States)	4,370,714	260,800,505
Otis Worldwide Corp.	552,700	37,832,315
Raytheon Technologies Corp.	3,033,300	234,383,091
		615,361,799
Transportation: 2.0%
FedEx Corp.	1,066,734	302,995,125
		918,356,924
Information Technology: 13.3%
Semiconductors & Semiconductor Equipment: 1.1%
Microchip Technology, Inc.	1,103,505	171,286,046
Software & Services: 3.8%
Cognizant Technology Solutions Corp., Class A	1,716,900	134,124,228
Fiserv, Inc.(a)	1,292,900	153,906,816
Micro Focus International PLC ADR (United Kingdom)	3,451,871	26,510,369
Microsoft Corp.	718,300	169,353,591
VMware, Inc., Class A(a)	579,100	87,125,595
		571,020,599
Technology, Hardware & Equipment: 8.4%
Cisco Systems, Inc.	3,689,000	190,758,190
Dell Technologies, Inc., Class C(a)	3,047,468	268,634,304
Hewlett Packard Enterprise Co.	14,272,920	224,655,761
HP Inc.	10,763,630	341,745,252
Juniper Networks, Inc.	4,118,229	104,314,741
TE Connectivity, Ltd. (Switzerland)	1,143,536	147,641,933
		1,277,750,181
		2,020,056,826
See accompanying Notes to Portfolio of Investments
Dodge & Cox Balanced Fund / 1

Portfolio of Investments (unaudited)
March 31, 2021
Common Stocks (continued)
	Shares	Value
Materials: 0.6%
Celanese Corp.	558,132	$83,613,755
LyondellBasell Industries NV, Class A (Netherlands)	119,900	12,475,595
		96,089,350
Total Common Stocks (Cost $5,963,569,387)		$10,147,743,214
Preferred Stocks: 1.6%
	Par Value/ Shares	Value
Financials: 1.6%
Banks: 1.6%
Bank of America Corp. 6.10%(c)(d)	16,008,000	$17,768,880
Bank of America Corp. 6.25%(c)(d)	8,170,000	9,042,556
Citigroup, Inc. 5.95%(c)(d)	5,175,000	5,429,251
Citigroup, Inc. 5.95%(c)(d)	48,477,000	52,233,967
Citigroup, Inc. 6.25%(c)(d)	45,886,000	52,424,755
JPMorgan Chase & Co. 6.10%(c)(d)	73,080,000	78,670,620
Wells Fargo & Co. 5.875%(c)(d)	27,987,000	30,813,687
		246,383,716
Total Preferred Stocks (Cost $225,815,776)		$246,383,716
Debt Securities: 26.6%
	Par Value	Value
U.S. Treasury: 4.6%
U.S. Treasury Note/Bond
0.625%, 8/15/30	$90,886,000	$82,365,437
1.375%, 8/15/50	22,000,000	17,166,875
1.125%, 8/15/40	13,000,000	10,570,625
1.625%, 11/15/50	23,625,000	19,686,270
0.25%, 10/31/25	5,500,000	5,355,410
0.875%, 11/15/30	154,670,000	143,045,583
0.375%, 11/30/25	17,495,000	17,112,980
0.375%, 12/31/25	34,170,000	33,370,475
0.125%, 1/31/23	5,005,000	5,002,654
0.375%, 1/31/26	6,775,000	6,607,213
1.125%, 2/15/31	52,755,000	49,845,232
0.125%, 2/28/23	10,491,000	10,484,443
0.50%, 2/28/26	152,600,000	149,619,531
0.25%, 3/15/24	146,035,000	145,647,095
		695,879,823
Government-Related: 1.0%
Agency: 0.6%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	6,011,000	6,244,828
5.60%, 1/3/31	1,925,000	2,028,565
7.25%, 3/17/44	4,300,000	4,923,307
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	8,775,000	9,394,427
6.50%, 3/13/27	18,400,000	19,228,000
6.625%, 6/15/35	9,425,000	8,953,750
6.375%, 1/23/45	20,125,000	16,703,750
6.75%, 9/21/47	11,625,000	9,883,575
6.35%, 2/12/48	12,058,000	9,932,777
6.95%, 1/28/60	3,367,000	2,887,842
		90,180,821
Local Authority: 0.4%
L.A. Unified School District GO
5.75%, 7/1/34	3,000,000	3,967,116
New Jersey Turnpike Authority RB

	Par Value	Value
7.102%, 1/1/41	$12,436,000	$19,039,294
State of California GO
7.30%, 10/1/39	15,730,000	23,981,673
State of Illinois GO
5.10%, 6/1/33	22,615,000	25,461,394
		72,449,477
		162,630,298
Securitized: 12.5%
Asset-Backed: 1.7%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2001-20E 1, 6.34%, 5/1/21	48,766	48,919
Series 2001-20G 1, 6.625%, 7/1/21	33,553	33,844
Series 2003-20J 1, 4.92%, 10/1/23	500,286	518,723
Series 2007-20F 1, 5.71%, 6/1/27	810,235	874,542
		1,476,028
Other: 0.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(e)	16,212,172	17,995,673
9.75%, 1/6/27(e)	25,989,709	30,342,985
8.20%, 4/6/28(e)	4,631,750	5,268,616
		53,607,274
Student Loan: 1.3%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.30%, 1.409%, 3/25/66(e)	24,832,000	25,692,856
+0.80%, 0.918%, 7/26/66(e)	6,883,158	6,945,462
+1.15%, 1.259%, 7/26/66(e)	6,902,000	7,027,548
+1.05%, 1.159%, 12/27/66(e)	5,594,904	5,666,135
+0.75%, 0.859%, 3/25/67(e)	86,422,000	87,146,121
+1.00%, 1.109%, 2/27/68(e)	4,337,000	4,427,957
+0.70%, 0.809%, 2/25/70(e)	9,363,043	9,383,701
SLM Student Loan Trust
USD LIBOR 3-Month
+0.17%, 0.388%, 1/25/41	12,166,791	11,875,844
+0.55%, 0.768%, 10/25/64(e)	27,615,049	27,685,664
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(e)	15,473,036	16,418,957
		202,270,245
		257,353,547
CMBS: 0.1%
Agency CMBS: 0.1%
Fannie Mae Multifamily DUS
Pool AL8144, 2.63%, 10/1/22(f)	450,519	451,119
Pool AL9086, 2.30%, 7/1/23(f)	355,216	366,523
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.36%, 3/25/26(f)	10,350,429	607,238
Series K056 X1, 1.261%, 5/25/26(f)	4,532,789	249,071
Series K064 X1, 0.605%, 3/25/27(f)	9,414,517	307,811
Series K065 X1, 0.671%, 4/25/27(f)	43,767,591	1,604,734
Series K066 X1, 0.75%, 6/25/27(f)	37,507,285	1,548,020
Series K069 X1, 0.363%, 9/25/27(f)	233,263,801	5,207,661
Series K090 X1, 0.705%, 2/25/29(f)	180,553,521	9,324,867
		19,667,044
		19,667,044
Mortgage-Related: 10.7%
Federal Agency CMO & REMIC: 2.0%
Dept. of Veterans Affairs
Series 1995-1 1, 6.156%, 2/15/25(f)	124,198	134,823
2 / Dodge & Cox Balanced Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
Series 1995-2C 3A, 8.793%, 6/15/25	$42,923	$48,654
Series 2002-1 2J, 6.50%, 8/15/31	4,133,335	4,644,629
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	1,059,659	1,193,247
Trust 2009-30 AG, 6.50%, 5/25/39	941,166	1,095,553
Trust 2009-66 ET, 6.00%, 5/25/39	429,099	451,314
Trust 2001-T7 A1, 7.50%, 2/25/41	771,279	918,731
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	382,418	450,895
Trust 2001-T4 A1, 7.50%, 7/25/41	808,861	971,804
Trust 2001-T8 A1, 7.50%, 7/25/41	758,540	903,594
Trust 2001-W3 A, 7.00%, 9/25/41(f)	487,878	539,602
Trust 2001-T10 A2, 7.50%, 12/25/41	515,436	593,298
Trust 2013-106 MA, 4.00%, 2/25/42	5,729,531	6,186,901
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	828,334	917,827
Trust 2002-W8 A2, 7.00%, 6/25/42	1,130,046	1,357,435
Trust 2003-W2 1A2, 7.00%, 7/25/42	748,366	896,545
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,802,901	2,103,561
Trust 2003-W4 4A, 6.11%, 10/25/42(f)	893,605	1,017,695
Trust 2012-121 NB, 7.00%, 11/25/42	1,080,487	1,306,704
Trust 2004-T1 1A2, 6.50%, 1/25/44	767,630	898,540
Trust 2004-W2 5A, 7.50%, 3/25/44	1,328,739	1,553,483
Trust 2004-W8 3A, 7.50%, 6/25/44	230,009	275,209
Trust 2005-W4 1A2, 6.50%, 8/25/45	2,380,651	2,783,780
Trust 2009-11 MP, 7.00%, 3/25/49	2,386,567	2,869,121
USD LIBOR 1-Month
+0.55%, 0.659%, 9/25/43	4,066,132	4,120,227
Freddie Mac
Series 16 PK, 7.00%, 8/25/23	331,761	347,655
Series T-48 1A4, 5.538%, 7/25/33	17,971,376	20,346,627
Series T-51 1A, 6.50%, 9/25/43(f)	129,726	158,018
Series T-59 1A1, 6.50%, 10/25/43	6,211,050	7,202,304
Series 4281 BC, 4.50%, 12/15/43(f)	23,382,649	26,235,505
USD LIBOR 1-Month
+0.61%, 0.716%, 9/15/43	9,480,426	9,517,288
Ginnie Mae
USD LIBOR 1-Month
+0.62%, 0.74%, 9/20/64	2,907,115	2,936,445
+0.70%, 0.82%, 1/20/70	27,673,802	28,307,748
+0.65%, 0.77%, 1/20/70	33,184,570	33,858,256
USD LIBOR 12-Month
+0.30%, 0.634%, 1/20/67	20,509,912	20,455,999
+0.23%, 0.663%, 10/20/67	19,366,646	19,261,749
+0.23%, 0.663%, 10/20/67	11,259,259	11,201,036
+0.06%, 0.402%, 12/20/67	28,654,623	28,281,256
+0.08%, 0.916%, 5/20/68	7,020,757	6,926,133
+0.25%, 0.789%, 6/20/68	23,065,499	22,954,288
+0.28%, 1.955%, 11/20/68	30,061,935	29,934,000
+0.25%, 0.584%, 12/20/68	3,149,573	3,132,057
		309,289,536
Federal Agency Mortgage Pass-Through: 8.7%
Fannie Mae, 15 Year
6.00%, 3/1/22	13,358	13,481
4.50%, 1/1/25 - 1/1/27	2,954,948	3,113,327
3.50%, 1/1/27 - 12/1/29	4,916,637	5,277,682
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	23,639,752	25,884,635
4.50%, 1/1/31 - 12/1/34	35,578,579	39,171,179
3.50%, 4/1/36 - 4/1/37	15,623,269	16,740,491
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	9,312,934	10,903,388
5.50%, 7/1/33 - 8/1/37	5,908,115	6,909,659
6.00%, 9/1/36 - 8/1/37	8,425,400	10,009,190
7.00%, 8/1/37	233,715	281,443
4.50%, 3/1/40	962,396	1,085,166

	Par Value	Value
3.50%, 4/1/48	$5,914,178	$6,269,982
5.00%, 12/1/48 - 3/1/49	9,174,603	10,153,900
2.50%, 6/1/50 - 10/1/50	185,086,036	191,217,441
2.00%, 9/1/50 - 12/1/50	116,827,585	117,121,036
Fannie Mae, 40 Year
4.50%, 6/1/56	24,030,223	27,619,564
Fannie Mae, Hybrid ARM
2.316%, 9/1/34(f)	311,953	315,791
1.697%, 12/1/34(f)	411,282	414,282
1.95%, 1/1/35(f)	558,291	577,549
1.782%, 1/1/35(f)	620,935	644,769
2.06%, 8/1/35(f)	304,009	307,108
2.869%, 5/1/37(f)	574,794	578,231
2.795%, 7/1/39(f)	178,023	178,152
2.28%, 11/1/40(f)	191,145	193,658
2.218%, 12/1/40(f)	1,896,007	1,997,533
2.017%, 11/1/43(f)	1,645,015	1,708,149
2.898%, 4/1/44(f)	3,268,666	3,385,391
2.735%, 11/1/44(f)	5,695,448	5,935,454
2.823%, 12/1/44(f)	4,812,376	5,021,662
2.921%, 9/1/45(f)	1,265,018	1,328,173
2.764%, 12/1/45(f)	3,613,820	3,781,113
2.657%, 1/1/46(f)	6,520,131	6,835,626
2.962%, 4/1/46(f)	3,643,989	3,812,662
2.519%, 12/1/46(f)	6,914,559	7,196,335
3.154%, 6/1/47(f)	3,727,663	3,901,505
3.064%, 7/1/47(f)	5,992,584	6,266,550
2.684%, 8/1/47(f)	8,270,664	8,653,254
3.315%, 1/1/49(f)	4,027,506	4,214,955
Fannie Mae Pool, 30 Year
2.50%, 6/1/50(g)	391,441,000	399,988,482
Freddie Mac, Hybrid ARM
3.37%, 5/1/34(f)	456,362	465,933
2.375%, 10/1/35(f)	1,043,434	1,113,210
3.266%, 4/1/37(f)	848,888	891,884
2.326%, 9/1/37(f)	692,874	732,888
2.339%, 1/1/38(f)	153,793	153,830
2.44%, 2/1/38(f)	971,246	1,035,101
2.682%, 7/1/38(f)	92,365	98,327
2.488%, 10/1/38(f)	374,776	376,985
3.278%, 10/1/41(f)	424,728	449,625
2.591%, 8/1/42(f)	1,079,054	1,139,017
2.967%, 5/1/44(f)	3,968,797	4,123,744
2.90%, 5/1/44(f)	730,706	759,367
3.225%, 6/1/44(f)	968,983	1,006,824
2.999%, 6/1/44(f)	1,316,041	1,369,170
3.103%, 1/1/45(f)	5,398,072	5,628,039
2.709%, 10/1/45(f)	3,437,333	3,571,301
2.786%, 10/1/45(f)	3,653,887	3,826,086
3.27%, 7/1/47(f)	3,863,479	4,041,878
3.22%, 1/1/49(f)	14,410,436	15,071,056
3.771%, 3/1/49(f)	3,046,035	3,184,083
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	1,970,694	2,072,679
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	1,455,572	1,634,254
4.50%, 4/1/31 - 6/1/31	4,685,957	5,167,706
Freddie Mac Gold, 30 Year
7.47%, 3/17/23	16,020	16,133
6.50%, 12/1/32 - 4/1/33	2,851,074	3,318,977
7.00%, 11/1/37 - 9/1/38	2,461,545	2,902,092
5.50%, 12/1/37	255,757	299,199
6.00%, 2/1/39	747,372	871,307
4.50%, 9/1/41 - 6/1/42	19,948,417	22,403,852
See accompanying Notes to Portfolio of Investments
Dodge & Cox Balanced Fund / 3

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	$177,489,540	$183,108,495
2.00%, 9/1/50	104,373,298	104,627,155
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	180,969	193,051
		1,314,661,196
		1,623,950,732
		1,900,971,323
Corporate: 8.5%
Financials: 2.6%
Bank of America Corp.
3.004%, 12/20/23(d)	15,589,000	16,213,260
4.20%, 8/26/24	5,825,000	6,424,716
4.45%, 3/3/26	3,970,000	4,462,347
4.25%, 10/22/26	2,970,000	3,330,517
4.183%, 11/25/27	7,925,000	8,813,159
Barclays PLC (United Kingdom)
4.375%, 9/11/24	18,275,000	19,974,174
4.836%, 5/9/28	4,525,000	5,043,869
BNP Paribas SA (France)
4.25%, 10/15/24	25,200,000	27,892,395
4.375%, 9/28/25(e)	8,223,000	9,103,086
4.625%, 3/13/27(e)	9,775,000	10,953,958
Boston Properties, Inc.
3.80%, 2/1/24	5,000,000	5,382,408
3.65%, 2/1/26	4,450,000	4,857,328
3.25%, 1/30/31	5,850,000	6,056,181
Capital One Financial Corp.
3.50%, 6/15/23	3,449,000	3,668,587
4.20%, 10/29/25	10,175,000	11,261,993
Citigroup, Inc.
USD LIBOR 3-Month
+6.37%, 6.582%, 10/30/40(c)	37,080,925	40,047,399
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(d)	8,000,000	8,538,068
4.30%, 3/8/26	11,462,000	12,830,708
6.50%, 5/2/36	23,805,000	31,212,231
6.50%, 9/15/37	3,265,000	4,344,469
JPMorgan Chase & Co.
8.75%, 9/1/30(c)	25,692,000	37,953,582
2.956%, 5/13/31(d)	3,300,000	3,361,021
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	12,750,000	14,172,263
4.65%, 3/24/26	10,875,000	12,177,155
NatWest Group PLC (United Kingdom)
6.125%, 12/15/22	16,850,000	18,274,215
UniCredit SPA (Italy)
7.296%, 4/2/34(d)(e)	23,425,000	27,596,055
Unum Group
6.75%, 12/15/28	8,663,000	10,857,620
Wells Fargo & Co.
4.10%, 6/3/26	3,376,000	3,752,375
4.30%, 7/22/27	16,645,000	18,813,816
2.572%, 2/11/31(d)	12,005,000	12,070,006
		399,438,961
Industrials: 5.4%
AbbVie, Inc.
4.05%, 11/21/39	10,550,000	11,811,846
Anheuser-Busch InBev SA/NV (Belgium)
5.55%, 1/23/49	13,600,000	17,549,576
AT&T, Inc.

	Par Value	Value
3.50%, 9/15/53(e)	$39,285,000	$36,304,676
3.65%, 9/15/59(e)	6,687,000	6,112,377
Bayer AG (Germany)
4.25%, 12/15/25(e)	6,600,000	7,344,910
4.375%, 12/15/28(e)	10,100,000	11,403,747
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	2,725,000	2,682,903
2.726%, 3/25/31	5,415,000	5,236,987
3.734%, 9/25/40	1,100,000	1,047,283
3.984%, 9/25/50	3,525,000	3,303,518
Burlington Northern Santa Fe LLC(h)
5.72%, 1/15/24	1,490,802	1,603,456
5.629%, 4/1/24	6,086,349	6,388,755
5.342%, 4/1/24	3,675,214	3,849,437
Cemex SAB de CV (Mexico)
5.70%, 1/11/25(e)	6,581,000	6,713,936
7.375%, 6/5/27(e)	5,000,000	5,660,850
5.20%, 9/17/30(e)	6,400,000	6,921,664
3.875%, 7/11/31(e)	7,050,000	6,880,800
Charter Communications, Inc.
6.55%, 5/1/37	11,000,000	14,464,948
6.75%, 6/15/39	6,160,000	8,253,079
6.484%, 10/23/45	29,977,000	39,030,393
5.75%, 4/1/48	3,700,000	4,498,230
Cigna Corp.
7.875%, 5/15/27	17,587,000	23,195,936
Coca-Cola Co.
3.45%, 3/25/30	6,400,000	7,050,208
Cox Enterprises, Inc.
2.95%, 6/30/23(e)	14,066,000	14,705,591
3.85%, 2/1/25(e)	14,626,000	15,988,721
3.35%, 9/15/26(e)	3,400,000	3,668,459
CVS Health Corp.
4.30%, 3/25/28	2,538,000	2,882,107
4.78%, 3/25/38	4,600,000	5,428,854
5.05%, 3/25/48	4,725,000	5,800,598
Dillard's, Inc.
7.875%, 1/1/23	8,660,000	9,573,577
7.75%, 7/15/26	50,000	56,783
7.75%, 5/15/27	540,000	614,732
7.00%, 12/1/28	15,135,000	16,472,910
Dow, Inc.
7.375%, 11/1/29	12,725,000	17,239,331
9.40%, 5/15/39	5,677,000	9,600,320
Elanco Animal Health, Inc.
4.912%, 8/27/21	2,500,000	2,521,875
5.272%, 8/28/23	2,500,000	2,690,625
5.90%, 8/28/28	6,175,000	7,000,906
Exxon Mobil Corp.
4.227%, 3/19/40	5,545,000	6,238,129
4.327%, 3/19/50	6,950,000	7,977,160
FedEx Corp.
4.25%, 5/15/30	3,575,000	4,068,379
5.25%, 5/15/50	4,100,000	5,252,261
Ford Motor Credit Co. LLC(h)
5.875%, 8/2/21	12,945,000	13,119,110
3.813%, 10/12/21	14,270,000	14,421,476
5.596%, 1/7/22	9,425,000	9,682,585
4.25%, 9/20/22	4,243,000	4,388,959
4.14%, 2/15/23	5,166,000	5,338,544
4.375%, 8/6/23	3,405,000	3,561,290
3.81%, 1/9/24	9,000,000	9,281,250
3.375%, 11/13/25	4,400,000	4,474,800
4 / Dodge & Cox Balanced Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
HCA Healthcare, Inc.
4.125%, 6/15/29	$6,725,000	$7,452,546
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(e)	19,225,000	21,134,251
3.875%, 7/26/29(e)	21,150,000	22,489,144
Kinder Morgan, Inc.
5.50%, 3/1/44	20,643,000	24,151,786
5.40%, 9/1/44	15,719,000	18,421,879
Macy's, Inc.
6.70%, 7/15/34(e)	5,890,000	5,904,725
Occidental Petroleum Corp.
2.90%, 8/15/24	7,900,000	7,813,416
3.20%, 8/15/26	15,450,000	14,824,430
Oracle Corp.
3.60%, 4/1/50	8,288,000	8,027,606
Prosus NV(h) (Netherlands)
5.50%, 7/21/25(e)	25,825,000	29,263,599
4.85%, 7/6/27(e)	14,200,000	15,886,250
RELX PLC (United Kingdom)
4.00%, 3/18/29	5,400,000	5,956,493
TC Energy Corp. (Canada)
5.625%, 5/20/75(c)(d)	20,570,000	21,804,200
5.30%, 3/15/77(c)(d)	28,160,000	29,411,430
5.50%, 9/15/79(c)(d)	6,850,000	7,320,938
Telecom Italia SPA (Italy)
5.303%, 5/30/24(e)	14,663,000	15,881,129
7.20%, 7/18/36	11,596,000	14,634,524
7.721%, 6/4/38	8,212,000	10,952,755
The Kraft Heinz Co.
5.50%, 6/1/50	5,000,000	6,121,009
The Williams Companies, Inc.
3.50%, 11/15/30	6,400,000	6,784,482
T-Mobile U.S., Inc.
3.875%, 4/15/30(e)	7,975,000	8,655,746
4.375%, 4/15/40(e)	2,675,000	2,972,086
4.50%, 4/15/50(e)	1,775,000	1,993,130
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(e)	12,050,000	12,863,375
5.25%, 6/6/29(e)	11,350,000	11,803,773
Union Pacific Corp.
6.176%, 1/2/31	4,494,011	5,339,015
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	13,390,473
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(c)(d)	16,900,000	20,380,980
Zoetis, Inc.
4.50%, 11/13/25	4,095,000	4,641,522
		815,635,539
Utilities: 0.5%
Dominion Energy, Inc.
4.104%, 4/1/21	5,650,000	5,650,000
5.75%, 10/1/54(c)(d)	22,950,000	24,862,512
Enel SPA (Italy)
4.625%, 9/14/25(e)	5,000,000	5,661,838
6.80%, 9/15/37(e)	13,700,000	19,239,019
6.00%, 10/7/39(e)	4,447,000	5,921,031
The Southern Co.
4.00%, 1/15/51(c)(d)	14,800,000	15,617,700
		76,952,100
		1,292,026,600
Total Debt Securities (Cost $3,924,163,733)		$4,051,508,044
Equity-Linked Notes: 1.0%
	Shares	Value
Communication Services: 0.6%
Media & Entertainment: 0.6%
Facebook, Inc.(a)(e)(i)	325,000	$89,678,096
Information Technology: 0.4%
Software & Services: 0.4%
Microsoft Corp.(a)(e)(i)	280,000	61,420,811
Total Equity-Linked Notes (Cost $141,851,546)		$151,098,907
Short-Term Investments: 8.1%
	Par Value/ Shares	Value
Repurchase Agreements: 7.7%
Fixed Income Clearing Corporation(j) 0.000%, dated 3/31/21, due 4/1/21, maturity value $1,174,618,000	$1,174,618,000	$1,174,618,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	61,156,686	61,156,686
Total Short-Term Investments (Cost $1,235,774,686)		$1,235,774,686
Total Investments In Securities (Cost $11,491,175,128)	104.0%	$ 15,832,508,567
Other Assets Less Liabilities	(4.0)%	(615,749,946)
Net Assets	100.0%	$ 15,216,758,621
See accompanying Notes to Portfolio of Investments
Dodge & Cox Balanced Fund / 5

Portfolio of Investments (unaudited)
March 31, 2021
(a)	Non-income producing
(b)	A portion of the holding covers open written call option contracts. See written call options contracts below.
(c)	Hybrid security: characteristics of both a debt and equity security.
(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(h)	Subsidiary (see below)
(i)
Equity-linked notes issued by Goldman Sachs. The Facebook, Inc. and
Microsoft Corp. equity-linked notes provide exposure to the price of their underlying common stock, subject to a cap of $340.00 and $250.00 respectively.

(j)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.125%- 2.125%, 12/31/22-1/31/23 and U.S. Treasury Inflation Indexed Notes 0.125%, 1/15/23. Total collateral value is $1,198,101,621.
*	Rounds to 0.0%.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
DUS: Delegated Underwriting and Servicing
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Short Position	(4,121)	6/18/21	$(817,482,770)	$(1,965,593)
Written Call Option Contracts
Common Stocks	Counterparty	Number of Shares	Notional Amount	Exercise Price	Expiration Date	Value
Bank of America Corp.	Goldman Sachs	(4,400,000)	$(170,236,000)	$50.00	1/20/23	$(11,221,689)
Booking Holdings, Inc.	Barclays	(33,000)	(76,884,720)	3,000.00	1/20/23	(7,301,417)
ConocoPhillips	Barclays	(1,400,000)	(74,158,000)	70.00	1/20/23	(6,720,511)
Occidental Petroleum Corp.	JPMorgan	(4,000,000)	(106,480,000)	37.00	1/20/23	(20,293,956)
Schlumberger, Ltd.	Barclays	(2,800,000)	(76,132,000)	37.50	1/20/23	(9,402,851)
						$(54,940,424)
6 / Dodge & Cox Balanced Fund
See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Equity-linked notes are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments.
Debt securities, certain preferred stocks and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,290,890,201	$—
Consumer Discretionary	248,189,383	—
Consumer Staples	128,146,811	—
Energy	856,165,927	—
Financials	2,821,412,189	—
Health Care	1,768,435,603	—
Industrials	918,356,924	—
Information Technology	2,020,056,826	—
Materials	96,089,350	—
Preferred Stocks
Financials	—	246,383,716
Equity-Linked Notes
Communication Services	89,678,096	—
Information Technology	61,420,811	—
Debt Securities
U.S. Treasury	—	695,879,823
Government-Related	—	162,630,298
Securitized	—	1,900,971,323
Corporate	—	1,292,026,600
Short-Term Investments
Repurchase Agreements	—	1,174,618,000
Money Market Fund	61,156,686	—
Dodge & Cox Balanced Fund / 7

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$10,359,998,807	$5,472,509,760
Other Investments
Futures Contracts
Depreciation	$(1,965,593)	$—
Written Call Option Contracts	—	(54,940,424)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
8 / Dodge & Cox Balanced Fund

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities: 97.8%
	Par Value	Value
U.S. Treasury: 13.1%
U.S. Treasury Note/Bond
0.125%, 5/31/22	$267,225,000	$267,298,070
0.125%, 7/31/22	2,208,460,000	2,208,632,525
0.625%, 8/15/30	707,297,000	640,987,906
0.25%, 8/31/25	500,000,000	488,359,375
1.625%, 11/15/50	560,000,000	466,637,500
1.375%, 11/15/40	250,000,000	212,656,250
0.875%, 11/15/30	2,300,000,000	2,127,140,625
0.625%, 11/30/27	500,000,000	476,796,875
0.375%, 11/30/25	200,000,000	195,632,812
0.125%, 12/31/22	500,000,000	499,785,155
0.375%, 12/31/25	900,000,000	878,941,404
0.50%, 2/28/26	500,000,000	490,234,375
		8,953,102,872
Government-Related: 4.8%
Agency: 2.8%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	274,213,000	284,879,886
7.25%, 3/17/44	18,890,000	21,628,200
6.90%, 3/19/49	149,524,000	163,728,780
6.75%, 6/3/50	78,270,000	83,553,225
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	119,325,000	127,748,152
6.50%, 3/13/27	239,631,000	250,414,395
6.84%, 1/23/30	172,605,000	175,176,814
6.625%, 6/15/35	189,761,000	180,272,950
6.50%, 6/2/41	53,502,000	46,589,542
6.375%, 1/23/45	135,151,000	112,175,330
6.75%, 9/21/47	66,966,000	56,934,493
6.35%, 2/12/48	96,464,000	79,462,220
7.69%, 1/23/50	246,317,000	227,843,225
6.95%, 1/28/60	80,170,000	68,761,007
		1,879,168,219
Local Authority: 2.0%
L.A. Unified School District GO
5.75%, 7/1/34	6,030,000	7,973,903
6.758%, 7/1/34	183,745,000	259,543,726
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,655,000	63,874,819
7.102%, 1/1/41	146,837,000	224,804,819
State of California GO
7.50%, 4/1/34	95,856,000	148,800,930
7.30%, 10/1/39	183,965,000	280,469,709
State of Illinois GO
5.10%, 6/1/33	356,525,000	401,398,342
		1,386,866,248
		3,266,034,467
Securitized: 45.3%
Asset-Backed: 5.9%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2001-20G 1, 6.625%, 7/1/21	40,459	40,811
Series 2001-20L 1, 5.78%, 12/1/21	218,184	221,190
Series 2002-20A 1, 6.14%, 1/1/22	1,186	1,207
Series 2002-20L 1, 5.10%, 12/1/22	95,296	97,918
Series 2003-20G 1, 4.35%, 7/1/23	7,554	7,810
Series 2004-20L 1, 4.87%, 12/1/24	240,736	253,437
Series 2005-20B 1, 4.625%, 2/1/25	473,825	498,146
Series 2005-20D 1, 5.11%, 4/1/25	17,704	18,620
Series 2005-20E 1, 4.84%, 5/1/25	741,977	781,930
Series 2005-20G 1, 4.75%, 7/1/25	809,191	853,251
Series 2005-20H 1, 5.11%, 8/1/25	8,855	9,404

	Par Value	Value
Series 2005-20I 1, 4.76%, 9/1/25	$974,322	$1,024,989
Series 2006-20A 1, 5.21%, 1/1/26	835,323	887,963
Series 2006-20B 1, 5.35%, 2/1/26	249,921	267,938
Series 2006-20C 1, 5.57%, 3/1/26	1,150,401	1,228,208
Series 2006-20G 1, 6.07%, 7/1/26	1,962,637	2,140,688
Series 2006-20H 1, 5.70%, 8/1/26	18,617	20,071
Series 2006-20I 1, 5.54%, 9/1/26	31,165	33,325
Series 2006-20J 1, 5.37%, 10/1/26	902,897	964,237
Series 2006-20L 1, 5.12%, 12/1/26	913,972	976,613
Series 2007-20A 1, 5.32%, 1/1/27	1,764,429	1,887,085
Series 2007-20C 1, 5.23%, 3/1/27	2,795,688	2,986,013
Series 2007-20D 1, 5.32%, 4/1/27	2,793,608	2,979,353
Series 2007-20G 1, 5.82%, 7/1/27	1,889,935	2,035,126
		20,215,333
Other: 1.0%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(a)	296,553,147	329,176,959
9.75%, 1/6/27(a)	193,120,643	225,468,351
8.20%, 4/6/28(a)	69,743,000	79,332,662
		633,977,972
Student Loan: 4.9%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.05%, 1.159%, 6/25/69(a)	47,761,073	48,756,514
+0.90%, 1.04%, 8/26/69(a)	75,215,039	76,325,333
+0.60%, 0.762%, 12/26/69(a)	58,352,000	58,523,345
+1.25%, 1.359%, 6/25/65(a)	255,552,644	260,982,064
+1.15%, 1.259%, 3/25/66(a)	211,260,700	213,912,444
+1.30%, 1.409%, 3/25/66(a)	150,828,000	156,056,784
+0.80%, 0.918%, 7/26/66(a)	264,632,415	267,027,762
+1.05%, 1.159%, 7/26/66(a)	320,453,000	325,673,211
+1.15%, 1.259%, 7/26/66(a)	232,417,000	236,644,689
+1.00%, 1.109%, 9/27/66(a)	113,429,000	114,705,802
+1.05%, 1.159%, 12/27/66(a)	171,578,025	173,762,437
+0.72%, 0.829%, 3/25/67(a)	96,785,000	97,445,016
+0.80%, 0.909%, 3/25/67(a)	181,973,000	184,041,069
+0.68%, 0.789%, 6/27/67(a)	213,511,808	213,556,944
+1.00%, 1.109%, 2/27/68(a)	61,463,000	62,752,027
+0.83%, 0.939%, 7/25/68(a)	67,310,897	67,545,644
+0.81%, 0.919%, 7/25/68(a)	63,945,000	63,986,500
+0.70%, 0.809%, 2/25/70(a)	217,439,031	217,918,789
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(a)	8,235,296	8,398,027
Series 2017-A A2A, 2.88%, 12/16/58(a)	18,677,528	18,974,807
SLM Student Loan Trust
USD LIBOR 1-Month
+1.20%, 1.309%, 10/25/34	27,526,000	27,969,928
USD LIBOR 3-Month
+0.63%, 0.848%, 1/25/40(a)	124,822,599	123,439,303
+0.17%, 0.388%, 7/25/40	13,626,000	13,259,510
+0.55%, 0.768%, 10/25/64(a)	63,984,905	64,152,404
+0.55%, 0.768%, 10/25/64(a)	28,671,527	28,744,843
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(a)	15,382,429	16,029,585
Series 2017-B A2A, 2.82%, 10/15/35(a)	17,129,555	17,763,699
Series 2018-A A2A, 3.50%, 2/15/36(a)	41,858,805	44,081,357
See accompanying Notes to Portfolio of Investments
Dodge & Cox Income Fund / 1

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
Series 2018-B A2A, 3.60%, 1/15/37(a)	$52,789,991	$56,017,228
Series 2021-A APT2, 1.07%, 1/15/53(a)	57,963,924	57,247,258
		3,315,694,323
		3,969,887,628
CMBS: 0.6%
Agency CMBS: 0.6%
Fannie Mae Multifamily DUS
Pool AL6455, 2.765%, 11/1/21(b)	8,688,749	8,715,738
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.36%, 3/25/26(b)	115,562,618	6,779,816
Series K056 X1, 1.261%, 5/25/26(b)	40,034,534	2,199,850
Series K062 X1, 0.304%, 12/25/26(b)	317,148,753	5,312,622
Series K064 X1, 0.605%, 3/25/27(b)	404,490,888	13,224,951
Series K065 X1, 0.671%, 4/25/27(b)	469,378,111	17,209,701
Series K066 X1, 0.75%, 6/25/27(b)	374,916,247	15,473,731
Series K067 X1, 0.577%, 7/25/27(b)	472,675,937	15,716,144
Series K069 X1, 0.363%, 9/25/27(b)	97,824,998	2,183,963
Series K070 X1, 0.326%, 11/25/27(b)	198,043,940	4,102,322
Series K071 X1, 0.29%, 11/25/27(b)	254,561,686	4,597,868
Series K089 X1, 0.54%, 1/25/29(b)	516,963,887	20,373,237
Series K091 X1, 0.559%, 3/25/29(b)	260,108,329	10,759,693
Series K092 X1, 0.708%, 4/25/29(b)	485,117,760	25,115,759
Series K093 X1, 0.952%, 5/25/29(b)	232,023,034	15,716,011
Series K094 X1, 0.88%, 6/25/29(b)	321,352,274	20,623,521
Series K095 X1, 0.948%, 6/25/29(b)	223,862,255	15,409,379
Series K096 X1, 1.126%, 7/25/29(b)	543,941,549	44,515,469
Series K097 X1, 1.089%, 7/25/29(b)	244,048,399	19,536,587
Series K098 X1, 1.144%, 8/25/29(b)	472,003,215	39,639,160
Series K099 X1, 0.886%, 9/25/29(b)	514,279,786	33,714,897
Series K101 X1, 0.836%, 10/25/29(b)	197,554,201	12,383,567
Series K102 X1, 0.825%, 10/25/29(b)	550,418,329	34,428,556
Series K152 X1, 0.957%, 1/25/31(b)	126,199,515	9,318,850
Series K154 X1, 0.307%, 11/25/32(b)	383,331,046	10,576,142
Series K1511 X1, 0.778%, 3/25/34(b)	175,400,882	13,464,596
		421,092,130
		421,092,130
Mortgage-Related: 38.8%
Federal Agency CMO & REMIC: 4.3%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	33,973	37,958
Series 1997-2 Z, 7.50%, 6/15/27	3,526,373	4,004,071
Series 1998-2 2A, 8.64%, 8/15/27(b)	6,389	7,121
Series 1998-1 1A, 8.293%, 3/15/28(b)	43,947	47,947
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	126,859	143,641
Trust 1998-58 PC, 6.50%, 10/25/28	759,816	863,449
Trust 2001-69 PQ, 6.00%, 12/25/31	887,783	1,033,785
Trust 2002-33 A1, 7.00%, 6/25/32	1,268,952	1,428,925
Trust 2002-69 Z, 5.50%, 10/25/32	125,211	141,841
Trust 2008-24 GD, 6.50%, 3/25/37	478,472	556,901
Trust 2007-47 PE, 5.00%, 5/25/37	1,103,168	1,243,548
Trust 2009-53 QM, 5.50%, 5/25/39	439,886	460,806
Trust 2009-30 AG, 6.50%, 5/25/39	4,009,301	4,666,980
Trust 2009-40 TB, 6.00%, 6/25/39	1,723,399	1,972,208
Trust 2001-T3 A1, 7.50%, 11/25/40	63,458	71,614
Trust 2010-123 WT, 7.00%, 11/25/40	17,063,021	20,275,706
Trust 2001-T7 A1, 7.50%, 2/25/41	73,602	87,673
Trust 2001-T5 A2, 6.977%, 6/19/41(b)	28,807	33,757
Trust 2001-T5 A3, 7.50%, 6/19/41(b)	146,148	172,318
Trust 2001-T4 A1, 7.50%, 7/25/41	1,134,309	1,362,812
Trust 2011-58 AT, 4.00%, 7/25/41	4,897,608	5,391,433

	Par Value	Value
Trust 2001-T10 A1, 7.00%, 12/25/41	$1,193,501	$1,384,724
Trust 2013-106 MA, 4.00%, 2/25/42	12,868,055	13,895,271
Trust 2002-W6 2A1, 7.00%, 6/25/42(b)	1,517,409	1,681,348
Trust 2002-W8 A2, 7.00%, 6/25/42	931,458	1,118,886
Trust 2002-90 A1, 6.50%, 6/25/42	2,917,106	3,426,118
Trust 2002-T16 A3, 7.50%, 7/25/42	2,261,912	2,768,657
Trust 2003-W2 1A2, 7.00%, 7/25/42	4,691,086	5,619,934
Trust 2003-W4 3A, 5.465%, 10/25/42(b)	1,339,774	1,547,216
Trust 2012-121 NB, 7.00%, 11/25/42	576,320	696,982
Trust 2003-W1 2A, 5.631%, 12/25/42(b)	1,689,178	1,870,259
Trust 2003-7 A1, 6.50%, 12/25/42	2,468,144	2,849,857
Trust 2004-T1 1A2, 6.50%, 1/25/44	997,354	1,167,442
Trust 2004-W2 2A2, 7.00%, 2/25/44	72,454	85,476
Trust 2004-W2 5A, 7.50%, 3/25/44	2,097,049	2,451,745
Trust 2004-W8 3A, 7.50%, 6/25/44	1,634,452	1,955,640
Trust 2004-W15 1A2, 6.50%, 8/25/44	458,838	536,781
Trust 2005-W1 1A3, 7.00%, 10/25/44	4,048,769	4,863,964
Trust 2001-79 BA, 7.00%, 3/25/45	353,147	411,620
Trust 2006-W1 1A1, 6.50%, 12/25/45	194,809	228,551
Trust 2006-W1 1A2, 7.00%, 12/25/45	1,534,386	1,826,845
Trust 2006-W1 1A3, 7.50%, 12/25/45	25,811	30,418
Trust 2006-W1 1A4, 8.00%, 12/25/45	1,668,063	1,980,184
Trust 2007-W10 1A, 6.202%, 8/25/47(b)	4,978,821	5,694,372
Trust 2007-W10 2A, 6.303%, 8/25/47(b)	1,448,745	1,651,073
USD LIBOR 1-Month
+0.55%, 0.659%, 9/25/43	18,448,532	18,693,969
+0.40%, 0.509%, 7/25/44	1,055,111	1,044,231
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	84,627	99,551
Series 3312 AB, 6.50%, 6/15/32	1,598,852	1,874,559
Series T-41 2A, 7.00%, 7/25/32(b)	153,423	167,313
Series 2587 ZU, 5.50%, 3/15/33	2,073,457	2,363,573
Series 2610 UA, 4.00%, 5/15/33	944,266	1,034,070
Series T-48 1A, 4.744%, 7/25/33(b)	1,829,653	2,019,715
Series 2708 ZD, 5.50%, 11/15/33	7,886,900	8,989,226
Series 3204 ZM, 5.00%, 8/15/34	3,727,468	4,229,078
Series 3330 GZ, 5.50%, 6/15/37	399,698	445,079
Series 3427 Z, 5.00%, 3/15/38	1,642,405	1,866,624
Series T-51 1A, 6.50%, 9/25/43(b)	44,107	53,726
Series 4283 DW, 4.50%, 12/15/43(b)	36,965,237	41,862,233
Series 4283 EW, 4.50%, 12/15/43(b)	22,605,932	24,613,158
Series 4281 BC, 4.50%, 12/15/43(b)	63,161,891	70,868,109
Series 4319 MA, 4.50%, 3/15/44(b)	12,702,833	14,212,858
Ginnie Mae
USD LIBOR 1-Month
+0.50%, 0.62%, 6/20/68	35,137,112	35,395,837
+0.50%, 0.62%, 11/20/68	30,685,149	30,915,812
+0.65%, 0.77%, 10/20/64	6,451,400	6,523,828
+0.63%, 0.75%, 4/20/65	9,488,099	9,583,854
+0.60%, 0.72%, 7/20/65	6,454,634	6,512,659
+0.60%, 0.72%, 8/20/65	6,241,052	6,297,840
+0.62%, 0.74%, 9/20/65	1,328,487	1,342,301
+0.75%, 0.87%, 11/20/65	25,416,690	25,771,257
+0.90%, 1.02%, 3/20/66	15,066,227	15,358,621
+0.90%, 1.02%, 4/20/66	18,238,833	18,585,460
+0.78%, 0.90%, 9/20/66	9,228,734	9,368,223
+0.75%, 0.87%, 10/20/66	44,259,119	44,924,090
+0.80%, 0.92%, 11/20/66	19,448,818	19,782,170
+0.81%, 0.93%, 12/20/66	11,764,926	11,968,431
+0.57%, 0.69%, 9/20/67	24,630,213	24,873,244
2 / Dodge & Cox Income Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
+0.60%, 0.72%, 9/20/69	$35,903,305	$36,485,929
+0.60%, 0.72%, 11/20/69	28,976,008	29,467,777
+0.65%, 0.77%, 11/20/69	35,686,019	36,400,656
+0.65%, 0.77%, 11/20/69	113,159,374	115,431,920
+0.65%, 0.77%, 11/20/69	22,606,626	23,047,306
+0.55%, 0.661%, 3/20/70	113,679,508	115,481,067
USD LIBOR 12-Month
+0.30%, 0.749%, 9/20/66	15,398,679	15,365,648
+0.28%, 0.61%, 12/20/66	29,371,159	29,275,530
+0.30%, 0.634%, 1/20/67	78,919,742	78,708,702
+0.31%, 0.644%, 1/20/67	31,735,151	31,663,591
+0.30%, 0.634%, 1/20/67	86,670,259	86,442,437
+0.25%, 0.561%, 2/20/67	15,636,810	15,560,350
+0.20%, 0.511%, 3/20/67	2,819,989	2,800,973
+0.30%, 1.454%, 4/20/67	20,690,378	20,629,337
+0.20%, 1.202%, 5/20/67	38,078,755	37,854,502
+0.30%, 1.302%, 5/20/67	17,039,297	17,001,810
+0.20%, 1.036%, 6/20/67	85,303,444	84,796,938
+0.30%, 1.136%, 6/20/67	19,886,886	19,844,867
+0.20%, 0.739%, 8/20/67	19,610,979	19,494,356
+0.27%, 0.719%, 9/20/67	59,694,464	59,477,499
+0.25%, 0.699%, 9/20/67	19,836,326	19,756,963
+0.25%, 0.683%, 10/20/67	41,763,997	41,577,504
+0.23%, 0.663%, 10/20/67	138,187,696	137,439,216
+0.23%, 0.663%, 10/20/67	62,449,203	62,126,272
+0.22%, 0.653%, 10/20/67	27,436,346	27,300,951
+0.20%, 0.558%, 11/20/67	14,656,316	14,563,354
+0.22%, 0.578%, 11/20/67	19,885,188	19,772,656
+0.22%, 0.578%, 11/20/67	114,355,507	113,646,949
+0.06%, 0.402%, 12/20/67	46,878,464	46,267,643
+0.18%, 0.51%, 12/20/67	30,659,224	30,415,223
+0.15%, 0.484%, 1/20/68	13,988,967	13,856,505
+0.08%, 0.422%, 1/20/68	38,454,978	38,039,691
+0.06%, 0.402%, 1/20/68	89,835,352	88,674,590
+0.10%, 0.442%, 2/20/68	69,956,048	69,051,957
+0.15%, 0.492%, 2/20/68	28,886,197	28,605,998
+0.10%, 0.442%, 2/20/68	38,183,058	37,715,777
+0.04%, 0.351%, 2/20/68	45,955,869	45,307,716
+0.07%, 0.381%, 2/20/68	41,083,304	40,554,611
+0.05%, 0.688%, 2/20/68	21,238,276	21,004,203
+0.05%, 0.361%, 2/20/68	3,239,709	3,196,262
+0.06%, 0.371%, 3/20/68	11,048,014	10,877,384
+0.05%, 1.204%, 3/20/68	49,207,525	48,600,777
+0.03%, 1.184%, 3/20/68	15,184,381	14,960,920
+0.04%, 0.351%, 3/20/68	70,941,524	69,983,764
+0.04%, 0.351%, 3/20/68	27,170,501	26,729,923
+0.02%, 1.174%, 4/20/68	19,358,854	19,022,265
+0.05%, 1.204%, 4/20/68	33,778,150	33,247,519
+0.05%, 1.204%, 4/20/68	32,171,747	31,664,961
+0.04%, 1.042%, 5/20/68	34,657,042	34,109,808
+0.15%, 2.887%, 6/20/68	32,768,978	32,446,368
+0.25%, 0.888%, 7/20/68	33,789,960	33,627,177
+0.12%, 0.569%, 8/20/68	28,660,629	28,384,698
+0.10%, 0.533%, 10/20/68	51,816,254	51,201,283
+0.22%, 0.578%, 11/20/68	26,565,821	26,378,970
+0.30%, 0.658%, 11/20/68	30,167,183	30,086,025
+0.40%, 0.711%, 2/20/69	26,081,967	26,102,538
+0.40%, 0.833%, 10/20/69	16,312,900	16,420,906
+0.40%, 0.758%, 10/20/69	24,371,873	24,534,509
+0.50%, 0.858%, 11/20/69	55,929,465	56,382,734
		2,954,256,321
Federal Agency Mortgage Pass-Through: 34.5%
Fannie Mae, 15 Year
6.00%, 9/1/21 - 3/1/23	1,554,961	1,582,245

	Par Value	Value
5.50%, 1/1/22 - 7/1/25	$16,346,655	$16,914,417
5.00%, 9/1/25	8,475,275	8,900,147
4.00%, 9/1/25 - 11/1/33	240,697,401	260,873,420
3.50%, 9/1/28 - 2/1/31	131,417,288	141,474,226
4.50%, 3/1/29	7,170,415	7,574,851
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	205,319,403	225,359,542
4.00%, 9/1/30 - 3/1/37	976,288,012	1,068,801,407
3.50%, 11/1/35 - 4/1/37	155,571,791	167,043,342
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	58,332,082	69,083,783
7.00%, 4/1/32 - 2/1/39	5,022,089	5,941,732
6.50%, 12/1/32 - 8/1/39	23,907,675	27,872,194
5.50%, 2/1/33 - 11/1/39	86,890,132	100,803,315
4.50%, 11/1/35 - 11/1/48	1,091,346,011	1,213,062,572
5.00%, 7/1/37 - 3/1/49	82,814,156	91,928,233
4.00%, 10/1/40 - 2/1/47	260,303,390	284,233,699
3.50%, 8/1/49 - 3/1/50	35,050,461	36,228,254
2.50%, 5/1/50 - 1/1/51	2,749,398,942	2,841,548,709
2.00%, 6/1/50 - 2/1/51	2,935,831,349	2,940,094,017
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	97,010,055	111,239,003
Fannie Mae, Hybrid ARM
2.612%, 10/1/33 - 6/1/46(b)	3,307,002	3,453,390
2.467%, 7/1/34(b)	705,666	730,314
1.663%, 8/1/34(b)	998,854	1,031,860
2.518%, 8/1/34(b)	95,500	96,647
2.143%, 9/1/34(b)	737,954	785,685
1.874%, 10/1/34(b)	539,678	562,590
2.317%, 1/1/35(b)	534,709	547,366
2.034%, 1/1/35(b)	362,082	364,232
3.344%, 4/1/35(b)	1,021,023	1,063,424
2.958%, 6/1/35(b)	216,178	218,094
2.68%, 7/1/35(b)	762,153	805,040
2.442%, 7/1/35(b)	305,302	315,819
2.42%, 7/1/35(b)	122,070	123,202
2.348%, 7/1/35(b)	249,326	252,058
2.426%, 8/1/35(b)	780,722	824,670
2.039%, 8/1/35(b)	1,629,055	1,708,263
1.974%, 8/1/35(b)	521,856	532,635
2.384%, 9/1/35(b)	391,531	397,008
1.997%, 10/1/35(b)	653,497	676,206
2.248%, 10/1/35 - 12/1/36(b)	649,464	658,308
2.015%, 11/1/35(b)	517,907	535,875
1.999%, 12/1/35(b)	150,369	151,131
2.33%, 1/1/36(b)	1,183,829	1,246,741
2.016%, 1/1/36(b)	1,043,668	1,098,431
2.557%, 1/1/36(b)	5,031,012	5,335,216
2.464%, 11/1/36(b)	657,726	682,190
2.834%, 12/1/36(b)	766,387	802,084
1.932%, 1/1/37(b)	820,902	863,977
2.376%, 2/1/37(b)	795,494	829,674
3.678%, 4/1/37(b)	316,933	341,836
2.69%, 8/1/37(b)	528,752	546,961
1.886%, 11/1/37(b)	259,384	262,811
3.277%, 5/1/38(b)	1,179,848	1,252,180
2.581%, 5/1/38(b)	51,543,187	54,376,580
2.558%, 9/1/38(b)	107,566	108,882
2.258%, 10/1/38(b)	1,700,952	1,789,070
2.416%, 10/1/38(b)	366,771	370,980
2.395%, 10/1/38(b)	250,060	259,456
2.375%, 6/1/39(b)	226,935	240,011
2.26%, 12/1/39(b)	442,307	446,647
3.482%, 4/1/42(b)	1,954,579	2,058,546
See accompanying Notes to Portfolio of Investments
Dodge & Cox Income Fund / 3

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
2.295%, 9/1/42(b)	$1,364,406	$1,431,459
2.147%, 11/1/42(b)	1,754,043	1,839,046
2.254%, 12/1/42(b)	7,336,284	7,698,562
2.169%, 2/1/43(b)	4,187,419	4,379,967
2.535%, 2/1/43(b)	974,416	1,029,626
2.334%, 5/1/43(b)	1,765,286	1,830,720
2.385%, 6/1/43(b)	281,241	282,856
2.138%, 9/1/43(b)	546,620	561,047
2.129%, 9/1/43(b)	1,885,257	1,958,456
3.255%, 9/1/43(b)	1,124,259	1,175,368
2.362%, 10/1/43(b)	9,779,510	10,226,481
2.08%, 11/1/43(b)	5,115,020	5,304,132
2.811%, 11/1/43 - 8/1/44(b)	15,078,341	15,708,743
1.957%, 12/1/43(b)	2,258,080	2,342,233
1.925%, 2/1/44(b)	474,953	477,139
1.964%, 2/1/44(b)	2,566,227	2,664,909
1.965%, 2/1/44(b)	2,120,479	2,202,383
3.31%, 4/1/44(b)	2,600,958	2,698,132
2.538%, 4/1/44(b)	1,227,388	1,272,233
2.985%, 4/1/44(b)	2,128,494	2,212,634
3.162%, 4/1/44(b)	8,025,730	8,397,819
2.446%, 4/1/44(b)	7,590,654	7,979,563
3.138%, 5/1/44 - 7/1/47(b)	11,974,689	12,515,175
2.136%, 5/1/44(b)	8,226,825	8,530,489
2.967%, 7/1/44(b)	1,126,043	1,167,517
2.812%, 7/1/44(b)	4,034,501	4,189,299
2.938%, 7/1/44(b)	4,886,993	5,070,122
2.847%, 7/1/44(b)	5,317,392	5,526,903
3.273%, 7/1/44(b)	3,415,926	3,553,228
3.072%, 7/1/44(b)	1,709,515	1,780,224
3.012%, 8/1/44(b)	3,353,345	3,484,723
2.859%, 8/1/44(b)	2,665,303	2,771,793
2.747%, 8/1/44(b)	2,915,062	3,032,289
2.928%, 9/1/44(b)	5,572,923	5,808,588
2.596%, 9/1/44(b)	9,916,482	10,333,186
2.873%, 9/1/44(b)	1,503,149	1,565,873
2.761%, 9/1/44(b)	4,144,635	4,310,382
2.544%, 9/1/44(b)	3,355,939	3,488,517
3.102%, 9/1/44(b)	1,622,467	1,688,493
2.638%, 10/1/44(b)	5,461,916	5,682,295
2.82%, 10/1/44(b)	2,672,163	2,781,561
2.739%, 10/1/44(b)	3,266,894	3,401,207
2.78%, 10/1/44(b)	9,934,862	10,334,731
2.976%, 10/1/44(b)	2,638,789	2,744,777
2.813%, 10/1/44 - 11/1/47(b)	9,550,054	9,953,830
2.883%, 10/1/44(b)	1,788,700	1,863,690
2.516%, 10/1/44(b)	2,261,058	2,355,023
2.869%, 10/1/44(b)	3,167,661	3,302,353
2.807%, 10/1/44 - 4/1/46(b)	6,599,537	6,870,727
2.829%, 10/1/44(b)	5,355,062	5,579,575
2.457%, 10/1/44(b)	2,631,321	2,736,797
2.81%, 11/1/44(b)	7,285,848	7,589,598
2.933%, 11/1/44(b)	5,535,132	5,767,986
2.969%, 11/1/44(b)	6,603,842	6,884,372
2.759%, 11/1/44(b)	1,625,130	1,689,739
2.819%, 11/1/44(b)	2,027,402	2,113,085
2.794%, 11/1/44(b)	4,322,578	4,500,738
2.701%, 12/1/44(b)	9,555,139	9,951,292
2.695%, 12/1/44(b)	1,602,916	1,671,415
2.654%, 12/1/44(b)	1,713,596	1,786,265
2.906%, 12/1/44(b)	1,944,004	2,028,149
2.722%, 12/1/44(b)	3,888,359	4,054,214
2.91%, 12/1/44(b)	1,505,239	1,568,309
2.982%, 1/1/45(b)	2,687,940	2,802,500

	Par Value	Value
2.751%, 2/1/45(b)	$4,912,720	$5,119,124
3.018%, 3/1/45(b)	52,340,907	54,474,085
3.113%, 3/1/45(b)	1,940,832	2,032,426
2.291%, 4/1/45(b)	12,591,674	13,099,702
2.645%, 4/1/45(b)	1,538,158	1,606,697
2.632%, 8/1/45(b)	5,018,845	5,247,790
2.563%, 8/1/45 - 3/1/46(b)	3,789,547	3,947,851
2.818%, 10/1/45(b)	10,512,420	11,027,011
2.566%, 11/1/45(b)	8,941,083	9,351,267
2.221%, 4/1/46(b)	11,969,615	12,432,232
2.808%, 4/1/46(b)	7,338,814	7,635,805
2.88%, 4/1/46(b)	2,064,866	2,147,750
2.746%, 4/1/46(b)	3,119,165	3,248,992
2.418%, 5/1/46(b)	3,506,224	3,643,394
2.719%, 6/1/46(b)	1,403,076	1,460,133
2.684%, 7/1/46 - 8/1/47(b)	12,172,453	12,728,355
2.257%, 12/1/46(b)	4,335,368	4,503,451
3.034%, 6/1/47(b)	7,822,648	8,170,506
3.154%, 6/1/47(b)	8,723,631	9,130,462
3.145%, 7/1/47(b)	4,304,986	4,507,879
2.868%, 8/1/47(b)	1,704,490	1,781,862
3.018%, 8/1/47(b)	2,699,916	2,822,446
3.287%, 8/1/47(b)	2,818,816	2,953,693
2.949%, 10/1/47(b)	3,019,054	3,162,411
2.898%, 10/1/47(b)	2,387,414	2,495,778
3.085%, 11/1/47(b)	6,045,800	6,329,934
3.163%, 1/1/48(b)	3,065,304	3,213,482
3.119%, 1/1/48(b)	1,924,128	2,017,243
3.065%, 3/1/48(b)	4,919,431	5,144,933
3.198%, 4/1/48(b)	3,519,489	3,683,697
3.131%, 5/1/48(b)	37,206,070	38,970,297
3.469%, 8/1/48(b)	2,598,627	2,711,608
3.288%, 10/1/48(b)	6,174,259	6,465,945
3.597%, 11/1/48(b)	3,842,982	4,024,381
3.365%, 4/1/49(b)	4,257,917	4,449,970
3.736%, 8/1/49(b)	19,690,290	20,615,315
3.689%, 8/1/49(b)	33,205,193	34,487,847
3.582%, 8/1/49(b)	11,610,770	12,132,871
3.384%, 9/1/49(b)	27,932,998	29,057,162
3.417%, 9/1/49(b)	40,721,895	42,531,522
3.33%, 10/1/49(b)	4,754,126	4,969,650
2.841%, 1/1/50(b)	6,968,569	7,296,767
Fannie Mae Pool, 30 Year
2.50%, 6/1/50(c)	4,627,881,000	4,728,935,132
Freddie Mac, Hybrid ARM
2.413%, 9/1/33(b)	2,537,957	2,673,625
2.375%, 2/1/34 - 2/1/35(b)	2,785,966	2,965,591
2.483%, 8/1/34(b)	377,841	399,171
2.00%, 1/1/35(b)	213,829	215,884
2.525%, 3/1/35(b)	506,294	535,021
3.625%, 4/1/35(b)	93,182	93,300
2.482%, 8/1/35(b)	520,562	549,003
2.529%, 8/1/35(b)	1,079,578	1,145,051
2.402%, 9/1/35(b)	803,714	812,235
2.485%, 10/1/35(b)	926,538	975,959
2.37%, 1/1/36(b)	1,537,121	1,642,849
1.79%, 1/1/36(b)	1,214,821	1,281,267
2.175%, 1/1/36(b)	455,853	479,647
3.191%, 4/1/36(b)	1,305,951	1,385,912
2.064%, 8/1/36(b)	1,058,509	1,097,531
2.25%, 12/1/36(b)	868,373	907,965
2.148%, 1/1/37(b)	735,280	747,360
1.945%, 3/1/37(b)	919,738	932,069
3.428%, 4/1/37(b)	521,379	521,007
4 / Dodge & Cox Income Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
3.266%, 4/1/37(b)	$531,094	$557,994
3.375%, 5/1/37(b)	234,434	235,586
2.698%, 7/1/37 - 6/1/45(b)	4,248,827	4,466,935
2.585%, 10/1/37(b)	101,378	108,323
2.405%, 1/1/38(b)	250,212	254,058
1.893%, 2/1/38(b)	933,060	963,398
3.437%, 4/1/38(b)	1,076,309	1,133,772
2.889%, 4/1/38(b)	1,458,890	1,546,281
3.684%, 5/1/38(b)	136,155	142,326
2.881%, 6/1/38(b)	1,055,146	1,113,373
2.488%, 10/1/38(b)	184,588	185,676
2.382%, 10/1/38(b)	1,181,437	1,249,964
2.788%, 11/1/39(b)	778,894	823,513
2.616%, 7/1/43(b)	557,137	589,417
2.234%, 8/1/43(b)	8,646,820	9,062,496
2.215%, 10/1/43(b)	737,940	767,738
2.067%, 1/1/44(b)	1,374,449	1,427,966
1.985%, 1/1/44(b)	1,317,724	1,366,079
1.995%, 2/1/44(b)	3,994,100	4,149,680
2.359%, 4/1/44(b)	1,226,947	1,277,488
3.224%, 4/1/44(b)	2,451,773	2,545,850
2.34%, 5/1/44(b)	37,763,952	39,292,196
2.85%, 6/1/44(b)	6,380,981	6,639,594
2.839%, 6/1/44(b)	2,370,280	2,464,272
3.138%, 7/1/44(b)	2,432,979	2,529,933
3.074%, 7/1/44(b)	1,162,996	1,208,467
3.078%, 8/1/44(b)	4,039,159	4,200,691
2.637%, 8/1/44(b)	3,081,206	3,208,457
2.847%, 8/1/44(b)	2,781,021	2,894,404
2.779%, 9/1/44(b)	2,928,231	3,046,851
2.687%, 9/1/44(b)	3,383,256	3,520,134
2.76%, 9/1/44 - 5/1/46(b)	84,222,067	88,186,623
2.974%, 10/1/44(b)	5,117,522	5,335,489
2.88%, 10/1/44(b)	2,076,247	2,163,890
3.045%, 10/1/44(b)	5,340,904	5,568,426
2.919%, 10/1/44(b)	6,564,938	6,844,591
2.928%, 10/1/44(b)	6,359,622	6,633,455
2.909%, 11/1/44(b)	2,270,991	2,363,013
3.007%, 11/1/44(b)	4,198,465	4,380,782
2.948%, 11/1/44(b)	5,523,815	5,767,804
2.936%, 11/1/44(b)	7,571,885	7,895,552
2.808%, 11/1/44 - 12/1/44(b)	12,312,693	12,836,335
2.955%, 11/1/44(b)	3,865,216	4,031,676
2.714%, 11/1/44(b)	8,193,780	8,532,058
2.752%, 11/1/44(b)	3,753,706	3,910,313
3.107%, 11/1/44(b)	3,067,843	3,205,095
2.939%, 11/1/44(b)	8,342,349	8,693,226
2.843%, 11/1/44(b)	3,828,200	3,993,236
2.885%, 12/1/44(b)	5,731,432	5,980,809
2.448%, 12/1/44(b)	722,469	747,232
2.942%, 12/1/44(b)	5,988,492	6,252,985
2.913%, 12/1/44(b)	2,847,863	2,972,695
2.911%, 1/1/45(b)	6,476,676	6,765,711
2.848%, 1/1/45(b)	3,861,564	4,032,091
2.639%, 1/1/45(b)	4,664,222	4,860,215
2.756%, 1/1/45(b)	3,408,338	3,556,873
3.103%, 1/1/45(b)	7,179,847	7,485,720
2.82%, 2/1/45(b)	6,109,813	6,377,846
2.549%, 4/1/45(b)	3,325,283	3,463,082
2.618%, 5/1/45(b)	16,028,968	16,725,317
2.745%, 8/1/45(b)	14,604,493	15,270,740
2.875%, 8/1/45(b)	2,684,496	2,808,688
2.604%, 8/1/45(b)	3,933,909	4,110,193
2.791%, 9/1/45(b)	3,516,345	3,678,478

	Par Value	Value
2.754%, 5/1/46(b)	$7,007,512	$7,293,063
2.62%, 7/1/46(b)	9,290,571	9,647,174
2.527%, 9/1/46(b)	18,670,060	19,401,940
3.139%, 6/1/47(b)	3,203,861	3,349,057
3.112%, 8/1/47(b)	2,779,926	2,913,045
3.134%, 10/1/47(b)	2,754,952	2,878,847
3.261%, 11/1/47(b)	1,921,776	2,009,237
3.651%, 2/1/49(b)	9,347,587	9,762,004
Freddie Mac Gold, 15 Year
6.00%, 8/1/21 - 11/1/23	1,069,786	1,101,510
5.50%, 12/1/24	82,788	84,694
4.50%, 3/1/25 - 6/1/26	3,614,671	3,803,379
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	1,070,737	1,202,179
4.50%, 5/1/30 - 1/1/34	53,380,710	58,829,690
4.00%, 9/1/31 - 10/1/35	251,944,254	276,125,510
3.50%, 7/1/35 - 1/1/36	93,825,674	101,186,804
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	1,810,790	2,054,549
6.50%, 12/1/32 - 10/1/38	5,798,816	6,778,481
6.00%, 12/1/33 - 2/1/39	9,958,815	11,638,229
5.50%, 3/1/34 - 12/1/38	29,062,129	33,970,344
4.50%, 3/1/39 - 10/1/47	747,002,433	830,427,541
4.00%, 11/1/45 - 11/1/47	172,551,999	187,946,044
Freddie Mac Pool, 15 Year
6.00%, 10/1/21	207	208
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	6,688	8,089
4.50%, 7/1/42	6,301,105	7,094,048
2.50%, 5/1/50 - 2/1/51	2,229,316,441	2,302,366,518
2.00%, 6/1/50 - 12/1/50	4,062,491,501	4,072,543,403
Ginnie Mae, 20 Year
4.00%, 1/20/35	4,225,130	4,539,773
Ginnie Mae, 30 Year
7.50%, 12/15/23 - 5/15/25	262,088	278,667
7.00%, 5/15/28	107,165	117,023
		23,484,693,241
Private Label CMO & REMIC: 0.0%*
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(a)	2,458,778	2,656,905
Seasoned Credit Risk Transfer Trust 2017-4
Series 2017-4 M45T, 4.50%, 6/25/57	17,034,097	18,969,090
		21,625,995
		26,460,575,557
		30,851,555,315
Corporate: 34.6%
Financials: 12.0%
Bank of America Corp.
3.004%, 12/20/23(d)	311,439,000	323,910,540
4.20%, 8/26/24	161,580,000	178,215,550
4.25%, 10/22/26	183,292,000	205,541,127
2.496%, 2/13/31(d)	74,640,000	73,952,788
Barclays PLC (United Kingdom)
4.375%, 9/11/24	236,829,000	258,848,901
4.836%, 5/9/28	49,425,000	55,092,423
BNP Paribas SA (France)
4.25%, 10/15/24	377,926,000	418,304,018
4.375%, 9/28/25(a)	71,416,000	79,059,465
4.375%, 5/12/26(a)	114,734,000	126,873,415
4.625%, 3/13/27(a)	230,095,000	257,846,650
Boston Properties, Inc.
3.85%, 2/1/23	75,326,000	79,147,543
See accompanying Notes to Portfolio of Investments
Dodge & Cox Income Fund / 5

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
3.80%, 2/1/24	$63,389,000	$68,237,096
3.20%, 1/15/25	46,635,000	49,865,152
3.65%, 2/1/26	28,645,000	31,267,000
4.50%, 12/1/28	59,475,000	67,358,988
2.90%, 3/15/30	16,188,000	16,332,801
3.25%, 1/30/31	108,540,000	112,365,458
Capital One Financial Corp.
3.50%, 6/15/23	113,557,000	120,786,816
3.75%, 4/24/24	14,520,000	15,704,626
3.20%, 2/5/25	45,441,000	48,442,776
4.20%, 10/29/25	125,944,000	139,398,563
Citigroup, Inc.
3.50%, 5/15/23	72,075,000	76,252,592
4.00%, 8/5/24	30,990,000	33,842,391
4.412%, 3/31/31(d)	88,860,000	101,408,105
USD LIBOR 3-Month
+6.37%, 6.582%, 10/30/40(e)	423,267,200	457,128,576
Equity Residential
4.625%, 12/15/21	107,657,000	109,656,190
HSBC Holdings PLC (United Kingdom)
9.30%, 6/1/21	100,000	101,255
3.60%, 5/25/23	61,600,000	65,556,771
3.95%, 5/18/24(d)	132,355,000	141,256,993
4.30%, 3/8/26	114,950,000	128,676,488
4.95%, 3/31/30	65,743,000	76,760,245
2.848%, 6/4/31(d)	105,275,000	105,284,991
2.357%, 8/18/31(d)	32,125,000	30,916,352
6.50%, 5/2/36	223,527,000	293,080,289
6.50%, 9/15/37	225,470,000	300,014,519
6.80%, 6/1/38	2,823,000	3,871,680
JPMorgan Chase & Co.
3.375%, 5/1/23	15,093,000	15,975,124
4.125%, 12/15/26	118,674,000	133,656,195
4.25%, 10/1/27	130,835,000	148,281,917
8.75%, 9/1/30(e)	80,637,000	119,121,245
2.739%, 10/15/30(d)	9,930,000	10,092,058
4.493%, 3/24/31(d)	364,895,000	420,422,287
2.522%, 4/22/31(d)	67,355,000	67,213,169
2.956%, 5/13/31(d)	101,265,000	103,137,525
Lloyds Banking Group PLC (United Kingdom)
4.05%, 8/16/23	18,875,000	20,360,315
4.50%, 11/4/24	216,152,000	240,263,756
4.582%, 12/10/25	29,643,000	33,097,388
4.65%, 3/24/26	51,802,000	58,004,687
NatWest Group PLC (United Kingdom)
6.125%, 12/15/22	345,692,000	374,910,970
6.10%, 6/10/23	19,542,000	21,626,189
6.00%, 12/19/23	235,736,000	266,097,135
UniCredit SPA (Italy)
7.296%, 4/2/34(a)(d)	291,351,000	343,228,959
5.459%, 6/30/35(a)(d)	135,975,000	144,124,844
Unum Group
7.25%, 3/15/28	18,694,000	23,682,425
6.75%, 12/15/28	8,052,000	10,091,834
Wells Fargo & Co.
3.55%, 8/14/23	207,690,000	222,339,674
4.10%, 6/3/26	128,880,000	143,248,265
4.30%, 7/22/27	157,735,000	178,287,613
2.879%, 10/30/30(d)	46,670,000	48,075,312
2.572%, 2/11/31(d)	43,705,000	43,941,657
5.013%, 4/4/51(d)	256,377,000	328,788,325
		8,168,428,001

	Par Value	Value
Industrials: 20.7%
AbbVie, Inc.
4.05%, 11/21/39	$152,385,000	$170,611,197
Anheuser-Busch InBev SA/NV (Belgium)
3.50%, 6/1/30	44,065,000	47,720,464
5.55%, 1/23/49	111,244,000	143,550,370
4.60%, 6/1/60	66,595,000	75,055,540
AT&T, Inc.
2.75%, 6/1/31	104,270,000	103,851,552
8.75%, 11/15/31	100,018,000	148,445,176
4.50%, 3/9/48	46,095,000	50,558,371
3.50%, 9/15/53(a)	87,302,000	80,678,906
3.55%, 9/15/55(a)	106,017,000	97,016,841
3.65%, 9/15/59(a)	330,341,000	301,954,339
Bayer AG (Germany)
3.875%, 12/15/23(a)	298,635,000	321,837,536
4.25%, 12/15/25(a)	44,030,000	48,999,450
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	51,400,000	50,605,952
2.726%, 3/25/31	71,660,000	69,304,241
3.734%, 9/25/40	22,010,000	20,955,189
3.984%, 9/25/50	89,773,000	84,132,412
Burlington Northern Santa Fe LLC(f)
3.05%, 9/1/22	11,685,000	12,051,019
5.943%, 1/15/23	939	946
5.72%, 1/15/24	5,533,441	5,951,581
5.629%, 4/1/24	9,036,200	9,485,171
5.342%, 4/1/24	2,040,771	2,137,513
5.996%, 4/1/24	21,369,538	23,215,915
3.442%, 6/16/28(a)	71,318,031	77,460,118
Cemex SAB de CV (Mexico)
5.70%, 1/11/25(a)	66,028,000	67,361,766
7.375%, 6/5/27(a)	67,889,000	76,861,889
5.45%, 11/19/29(a)	13,375,000	14,652,313
5.20%, 9/17/30(a)	132,285,000	143,067,550
3.875%, 7/11/31(a)	123,650,000	120,682,400
Charter Communications, Inc.
4.00%, 9/1/21	40,204,000	40,414,288
4.908%, 7/23/25	108,025,000	122,462,187
6.55%, 5/1/37	45,728,000	60,132,106
6.75%, 6/15/39	122,432,000	164,032,629
6.484%, 10/23/45	453,635,000	590,637,901
5.375%, 5/1/47	56,740,000	65,863,903
5.75%, 4/1/48	208,915,000	253,985,854
4.80%, 3/1/50	9,905,000	10,625,245
Cigna Corp.
4.125%, 11/15/25	47,075,000	52,488,813
7.875%, 5/15/27	26,556,000	35,025,375
4.375%, 10/15/28	59,587,000	68,171,560
Coca-Cola Co.
3.45%, 3/25/30	79,605,000	87,692,473
1.65%, 6/1/30	200,995,000	191,498,740
Cox Enterprises, Inc.
2.95%, 6/30/23(a)	215,925,000	225,743,263
3.85%, 2/1/25(a)	218,525,000	238,885,219
3.35%, 9/15/26(a)	138,027,000	148,925,401
3.50%, 8/15/27(a)	48,107,000	52,250,928
CRH PLC (Ireland)
3.875%, 5/18/25(a)	61,144,000	66,894,742
CSX Corp.
6.251%, 1/15/23	9,709,328	10,584,618
CVS Health Corp.
6 / Dodge & Cox Income Fund
See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
4.30%, 3/25/28	$32,995,000	$37,468,526
3.75%, 4/1/30	82,424,000	89,913,411
4.78%, 3/25/38	77,610,000	91,594,205
4.125%, 4/1/40	57,090,000	63,044,851
Dell Technologies, Inc.
5.45%, 6/15/23(a)	14,987,000	16,378,644
6.02%, 6/15/26(a)	29,345,000	34,739,986
6.10%, 7/15/27(a)	41,955,000	50,436,254
Dillard's, Inc.
7.875%, 1/1/23	275,000	304,011
7.75%, 7/15/26	20,806,000	23,628,680
7.75%, 5/15/27	12,723,000	14,483,769
7.00%, 12/1/28	27,945,000	30,415,294
Dow, Inc.
7.375%, 11/1/29	68,450,000	92,733,376
9.40%, 5/15/39	152,306,000	257,563,221
5.25%, 11/15/41	39,523,000	49,513,898
Elanco Animal Health, Inc.
4.912%, 8/27/21	32,550,000	32,834,813
5.272%, 8/28/23	32,450,000	34,924,313
5.90%, 8/28/28	85,917,000	97,408,399
Exxon Mobil Corp.
2.61%, 10/15/30	102,155,000	104,100,651
4.227%, 3/19/40	136,850,000	153,956,339
4.327%, 3/19/50	40,640,000	46,646,299
3.452%, 4/15/51	99,100,000	100,076,314
FedEx Corp.
4.25%, 5/15/30	33,985,000	38,675,206
5.25%, 5/15/50	132,190,000	169,340,582
Ford Motor Credit Co. LLC(f)
5.875%, 8/2/21	175,825,000	178,189,846
3.813%, 10/12/21	192,840,000	194,886,997
5.596%, 1/7/22	104,875,000	107,741,234
3.219%, 1/9/22	45,740,000	46,240,853
4.25%, 9/20/22	8,142,000	8,422,085
4.14%, 2/15/23	138,026,000	142,636,068
4.375%, 8/6/23	125,777,000	131,550,164
3.81%, 1/9/24	20,650,000	21,295,313
4.063%, 11/1/24	117,690,000	123,462,695
5.125%, 6/16/25	13,190,000	14,245,200
4.134%, 8/4/25	30,075,000	31,456,194
3.375%, 11/13/25	69,490,000	70,671,330
HCA Healthcare, Inc.
5.25%, 6/15/26	11,007,000	12,650,985
4.125%, 6/15/29	110,748,000	122,729,299
5.125%, 6/15/39	38,610,000	46,371,196
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(a)	574,850,000	631,938,831
3.875%, 7/26/29(a)	193,980,000	206,262,137
Kinder Morgan, Inc.
6.50%, 2/1/37	50,356,000	63,750,100
6.95%, 1/15/38	96,214,000	129,084,160
6.50%, 9/1/39	71,826,000	92,990,842
5.00%, 8/15/42	77,997,000	87,739,506
5.00%, 3/1/43	85,448,000	96,299,936
5.50%, 3/1/44	95,950,000	112,259,064
5.40%, 9/1/44	68,607,000	80,403,960
5.55%, 6/1/45	10,371,000	12,401,773
5.20%, 3/1/48	20,847,000	23,806,946
LyondellBasell Industries NV (Netherlands)
3.375%, 5/1/30	41,225,000	43,716,258
2.25%, 10/1/30	19,985,000	19,267,168
4.20%, 5/1/50	39,685,000	42,662,670

	Par Value	Value
Macy's, Inc.
6.70%, 7/15/34(a)	$55,965,000	$56,104,913
4.50%, 12/15/34	94,667,000	83,969,629
6.375%, 3/15/37	21,144,000	19,981,080
Nordstrom, Inc.
6.95%, 3/15/28	19,907,000	22,591,933
Occidental Petroleum Corp.
2.90%, 8/15/24	209,901,000	207,600,485
3.20%, 8/15/26	61,615,000	59,120,209
3.50%, 8/15/29	150,285,000	141,012,415
4.30%, 8/15/39	10,695,000	9,069,467
Oracle Corp.
2.95%, 4/1/30	130,470,000	134,533,633
3.60%, 4/1/40	28,275,000	28,397,116
Prosus NV(f) (Netherlands)
5.50%, 7/21/25(a)	360,213,000	408,175,361
4.85%, 7/6/27(a)	195,473,000	218,685,419
3.68%, 1/21/30(a)	177,341,000	183,039,972
RELX PLC (United Kingdom)
4.00%, 3/18/29	58,740,000	64,793,405
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	264,214,000	280,066,840
5.875%, 8/15/76(d)(e)	182,701,000	199,144,090
5.30%, 3/15/77(d)(e)	285,866,000	298,569,885
5.50%, 9/15/79(d)(e)	143,253,000	153,101,644
Telecom Italia SPA (Italy)
5.303%, 5/30/24(a)	286,883,000	310,715,805
7.20%, 7/18/36	60,658,000	76,552,343
7.721%, 6/4/38	164,712,000	219,684,630
The Kraft Heinz Co.
5.20%, 7/15/45	47,070,000	54,439,064
5.50%, 6/1/50	39,909,000	48,856,671
The Walt Disney Co.
6.65%, 11/15/37	75,362,000	110,369,079
The Williams Companies, Inc.
3.50%, 11/15/30	127,585,000	135,249,712
T-Mobile U.S., Inc.
3.875%, 4/15/30(a)	166,820,000	181,059,755
4.375%, 4/15/40(a)	51,475,000	57,191,814
4.50%, 4/15/50(a)	30,705,000	34,478,337
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(a)	152,925,000	163,247,437
5.25%, 6/6/29(a)	221,190,000	230,033,176
Union Pacific Corp.
6.061%, 1/17/23	1,939,227	2,052,664
4.698%, 1/2/24	270,542	279,040
5.082%, 1/2/29	2,749,514	3,068,962
5.866%, 7/2/30	19,373,036	22,801,483
6.176%, 1/2/31	18,341,382	21,790,093
Verizon Communications, Inc.
4.272%, 1/15/36	164,849,000	186,326,167
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	203,250,000	245,114,453
Xerox Holdings Corp.
4.07%, 3/17/22	2,349,000	2,387,688
Zoetis, Inc.
4.50%, 11/13/25	101,339,000	114,863,785
		14,168,354,468
Utilities: 1.9%
Dominion Energy, Inc.
4.104%, 4/1/21	96,511,000	96,511,000
1.45%, 4/15/26	30,710,000	30,587,085
3.375%, 4/1/30	23,545,000	25,068,822
See accompanying Notes to Portfolio of Investments
Dodge & Cox Income Fund / 7

Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
	Par Value	Value
5.75%, 10/1/54(d)(e)	$236,386,000	$256,084,955
Enel SPA (Italy)
4.625%, 9/14/25(a)	93,338,000	105,692,936
6.80%, 9/15/37(a)	180,474,000	253,441,075
6.00%, 10/7/39(a)	161,210,000	214,645,685
The Southern Co.
4.00%, 1/15/51(d)(e)	285,818,000	301,609,445
		1,283,641,003
		23,620,423,472
Total Debt Securities (Cost $64,461,611,871)		$66,691,116,126
Short-Term Investments: 9.1%
	Par Value/ Shares	Value
Repurchase Agreements: 8.7%
Fixed Income Clearing Corporation(g) 0.000%, dated 3/31/21, due 4/1/21, maturity value $5,923,328,000	$5,923,328,000	$5,923,328,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	272,646,078	272,646,078
Total Short-Term Investments (Cost $6,195,974,078)		$6,195,974,078
Total Investments In Securities (Cost $70,657,585,949)	106.9%	$72,887,090,204
Other Assets Less Liabilities	(6.9)%	(4,692,619,241)
Net Assets	100.0%	$68,194,470,963
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(c)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary (see below)
(g)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.125%- 2.00%, 10/31/22-1/31/23. Total collateral value is $6,041,653,337.
*	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
DUS: Delegated Underwriting and Servicing
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
8 / Dodge & Cox Income Fund
See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$8,953,102,872
Government-Related	—	3,266,034,467
Securitized	—	30,851,555,315
Corporate	—	23,620,423,472
Short-Term Investments
Repurchase Agreements	—	5,923,328,000
Money Market Fund	272,646,078	—
Total Securities	$272,646,078	$72,614,444,126
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
Dodge & Cox Income Fund / 9

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities: 98.5%
		Par Value	Value
Government: 27.0%
Brazil Government (Brazil)
6.00%, 8/15/24(a)	BRL	10,455,000	$7,110,848
10.00%, 1/1/27	BRL	118,452,000	22,206,767
Colombia Government (Colombia)
3.30%, 3/17/27(a)	COP	21,958,231,700	6,368,469
7.25%, 10/18/34	COP	69,380,000,000	18,525,106
India Government (India)
8.24%, 2/15/27	INR	1,698,000,000	25,525,455
Indonesia Government (Indonesia)
8.25%, 5/15/36	IDR	538,747,000,000	39,751,310
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	28,000,000	7,114,503
4.893%, 6/8/38	MYR	40,740,000	10,514,878
Mexico Government (Mexico)
2.00%, 6/9/22(a)	MXN	326,649,481	15,909,370
5.75%, 3/5/26	MXN	131,600,000	6,383,851
4.00%, 11/30/28(a)	MXN	216,972,666	11,755,769
8.00%, 11/7/47	MXN	354,076,900	17,770,279
Norway Government (Norway)
3.00%, 3/14/24(b)	NOK	106,550,000	13,273,420
Peru Government (Peru)
6.15%, 8/12/32	PEN	21,450,000	6,207,069
Poland Government (Poland)
3.25%, 7/25/25	PLN	65,636,000	18,411,604
Russia Government (Russia)
7.65%, 4/10/30	RUB	1,269,000,000	17,597,662
South Korea Government (South Korea)
1.25%, 3/10/26	KRW	16,000,000,000	13,854,863
Thailand Government (Thailand)
1.25%, 3/12/28(a)	THB	267,174,400	8,288,124
U.S. Treasury Note/Bond (United States)
0.125%, 1/31/23	USD	20,000,000	19,990,625
0.125%, 3/31/23	USD	25,000,000	24,983,398
0.25%, 11/15/23	USD	14,290,000	14,282,743
0.125%, 1/15/24	USD	245,000	243,775
0.375%, 12/31/25	USD	35,000,000	34,181,055
			360,250,943
Government-Related: 5.4%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	2,365,000	3,304,460
6.899%, 12/1/40	USD	350,000	489,032
6.20%, 12/1/40	USD	1,425,000	1,900,719
Colombia Government International (Colombia)
5.625%, 2/26/44	USD	3,800,000	4,312,658
European Bank for Reconstruction & Development (Supranational)
5.15%, 2/16/24	INR	520,000,000	7,070,458
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	525,000	807,365
7.25%, 3/17/44	USD	3,950,000	4,522,572
6.90%, 3/19/49	USD	4,250,000	4,653,750
6.75%, 6/3/50	USD	6,100,000	6,511,750
Petroleos Mexicanos (Mexico)
6.84%, 1/23/30	USD	4,900,000	4,973,010
6.75%, 9/21/47	USD	5,711,000	4,855,492
6.35%, 2/12/48	USD	40,000	32,950
7.69%, 1/23/50	USD	15,400,000	14,245,000
6.95%, 1/28/60	USD	10,000	8,577
Province of Buenos Aires Argentina (Argentina)
BADLARPP

		Par Value	Value
+3.83%, 37.932%, 5/31/22	ARS	54,100,000	$345,566
State of California GO (United States)
7.55%, 4/1/39	USD	650,000	1,050,042
7.30%, 10/1/39	USD	1,500,000	2,286,873
7.625%, 3/1/40	USD	925,000	1,483,395
State of Illinois GO (United States)
5.10%, 6/1/33	USD	8,380,000	9,434,733
			72,288,402
Securitized: 26.8%
Asset-Backed: 4.7%
Other: 0.8%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	USD	5,740,224	6,371,706
9.75%, 1/6/27(b)	USD	590,331	689,211
8.20%, 4/6/28(b)	USD	2,666,530	3,033,178
			10,094,095
Student Loan: 3.9%
Navient Student Loan Trust (United States)
USD LIBOR 1-Month
+1.25% 1.359%, 6/25/65(b)	USD	1,225,446	1,251,481
+1.35% 1.459%, 6/25/65(b)	USD	881,206	896,807
+1.00% 1.109%, 9/27/66(b)	USD	3,863,000	3,906,483
+0.60% 0.762%, 12/26/69(b)	USD	18,387,000	18,440,992
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,445,000	1,475,664
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	2,021,834
SLM Student Loan Trust (United States)
USD LIBOR 1-Month
+0.95% 1.059%, 9/25/28	USD	1,698,235	1,676,617
USD LIBOR 3-Month
+1.70% 1.918%, 7/25/23	USD	9,921,067	9,994,634
+0.11% 0.294%, 12/15/32(b)	USD	2,701,705	2,591,622
+0.45% 0.634%, 12/15/32(b)	USD	969,512	940,419
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	1,086,442	1,126,663
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	1,029,858
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	7,136,794	7,048,555
			52,401,629
			62,495,724
CMBS: 0.2%
Agency CMBS: 0.2%
Freddie Mac Military Housing Trust Multifamily (United States)
6.195%, 11/25/52(b)(c)	USD	1,002,801	1,103,720
4.657%, 11/25/55(b)(c)	USD	1,595,253	1,804,433
			2,908,153
Mortgage-Related: 21.9%
Federal Agency CMO & REMIC: 0.6%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	306,487	351,038
Freddie Mac (United States)
1 / Dodge & Cox Global Bond Fund
See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
		Par Value	Value
Series 4283 EW, 4.50%, 12/15/43(c)	USD	66,887	$72,826
Series 4319 MA, 4.50%, 3/15/44(c)	USD	244,253	273,288
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	242,077	258,848
USD LIBOR 12-Month
+0.22% 0.653%, 10/20/67	USD	490,479	488,059
USD LIBOR 1-Month
+0.52% 0.631%, 7/20/70	USD	7,154,896	7,249,637
			8,693,696
Federal Agency Mortgage Pass-Through: 21.3%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	6,881	7,269
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/45	USD	859,601	966,585
2.50% 6/1/50 - 11/1/50	USD	18,806,263	19,433,204
2.00% 9/1/50 - 2/1/51	USD	73,111,060	73,207,541
Fannie Mae, Hybrid ARM (United States)
2.859%, 8/1/44(c)	USD	55,462	57,678
2.761%, 9/1/44(c)	USD	91,931	95,607
Fannie Mae Pool, 30 Year (United States)
2.50%, 6/1/50(d)	USD	138,954,000	141,988,191
Freddie Mac, Hybrid ARM (United States)
3.045%, 10/1/44(c)	USD	109,461	114,125
2.714%, 11/1/44(c)	USD	336,918	350,827
2.639%, 1/1/45(c)	USD	258,264	269,117
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	42,718	49,570
4.50% 8/1/44 - 7/1/47	USD	871,332	961,446
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 2/1/51	USD	33,686,214	34,802,589
2.00%, 7/1/50	USD	11,361,092	11,380,898
			283,684,647
			292,378,343
			357,782,220
Corporate: 39.3%
Financials: 8.1%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	1,575,000	1,766,183
4.183%, 11/25/27	USD	7,600,000	8,451,737
6.11%, 1/29/37	USD	2,250,000	2,979,427
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	3,875,000	4,319,335
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,642,120
4.625%, 3/13/27(b)	USD	5,875,000	6,583,581
Boston Properties, Inc. (United States)
3.25%, 1/30/31	USD	4,375,000	4,529,196
Citigroup, Inc. (United States)
USD LIBOR 3-Month
+6.37%,6.582%, 10/30/40(e)	USD	7,915,125	8,548,335
HSBC Holdings PLC (United Kingdom)
6.50%, 5/2/36	USD	2,100,000	2,753,442
6.50%, 9/15/37	USD	1,100,000	1,463,680
6.00%, 3/29/40	GBP	8,401,000	15,999,666
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(f)	EUR	7,050,000	8,612,225
4.25%, 10/1/27	USD	1,300,000	1,473,356
4.493%, 3/24/31(f)	USD	2,125,000	2,448,368
2.956%, 5/13/31(f)	USD	2,550,000	2,597,153

		Par Value	Value
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	$2,445,410
4.582%, 12/10/25	USD	3,900,000	4,354,479
4.65%, 3/24/26	USD	2,175,000	2,435,431
NatWest Group PLC (United Kingdom)
5.125%, 5/28/24	USD	2,650,000	2,943,620
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(f)	USD	8,400,000	8,903,465
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	4,000,000	4,521,194
2.572%, 2/11/31(f)	USD	1,800,000	1,809,747
5.606%, 1/15/44	USD	2,750,000	3,537,476
4.65%, 11/4/44	USD	550,000	633,426
			107,752,052
Industrials: 27.6%
Altria Group, Inc. (United States)
5.95%, 2/14/49	USD	5,900,000	7,346,045
Anheuser-Busch InBev SA/NV (Belgium)
5.55%, 1/23/49	USD	2,175,000	2,806,642
4.50%, 6/1/50	USD	1,875,000	2,127,407
4.60%, 6/1/60	USD	1,000,000	1,127,045
AT&T, Inc. (United States)
3.15%, 9/4/36	EUR	6,675,000	9,363,763
3.55%, 9/15/55(b)	USD	4,000,000	3,660,426
3.65%, 9/15/59(b)	USD	3,113,000	2,845,496
Bayer AG (Germany)
3.125%, 11/12/79(e)(f)	EUR	13,400,000	16,338,033
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	USD	550,000	541,503
2.726%, 3/25/31	USD	2,000,000	1,934,252
4.39%, 8/15/37	USD	3,475,000	3,643,271
3.734%, 9/25/40	USD	225,000	214,217
4.54%, 8/15/47	USD	5,075,000	5,109,956
3.984%, 9/25/50	USD	2,425,000	2,272,633
Cemex SAB de CV (Mexico)
5.70%, 1/11/25(b)	USD	1,252,000	1,277,290
7.375%, 6/5/27(b)	USD	1,050,000	1,188,779
5.45%, 11/19/29(b)	USD	4,675,000	5,121,462
5.20%, 9/17/30(b)	USD	5,588,000	6,043,478
Charter Communications, Inc. (United States)
4.50%, 5/1/32(b)	USD	12,775,000	12,934,687
7.30%, 7/1/38	USD	2,150,000	2,986,350
6.75%, 6/15/39	USD	1,300,000	1,741,721
5.75%, 4/1/48	USD	6,025,000	7,324,820
ConocoPhillips (United States)
3.75%, 10/1/27(b)	USD	725,000	801,094
4.30%, 8/15/28(b)	USD	1,800,000	2,040,423
4.875%, 10/1/47(b)	USD	500,000	607,455
4.85%, 8/15/48(b)	USD	2,550,000	3,094,053
Cox Enterprises, Inc. (United States)
4.80%, 2/1/35(b)	USD	350,000	411,376
8.375%, 3/1/39(b)	USD	2,450,000	3,970,063
CVS Health Corp. (United States)
4.30%, 3/25/28	USD	268,000	304,336
3.75%, 4/1/30	USD	250,000	272,716
4.78%, 3/25/38	USD	1,425,000	1,681,764
5.05%, 3/25/48	USD	3,975,000	4,879,868
Dow, Inc. (United States)
9.40%, 5/15/39	USD	1,525,000	2,578,913
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox Global Bond Fund / 2

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Debt Securities (continued)
		Par Value	Value
Elanco Animal Health, Inc. (United States)
5.90%, 8/28/28	USD	14,013,000	$15,887,239
Ford Motor Credit Co. LLC(g) (United States)
3.35%, 11/1/22	USD	550,000	561,110
4.14%, 2/15/23	USD	1,825,000	1,885,955
4.375%, 8/6/23	USD	3,200,000	3,346,880
4.063%, 11/1/24	USD	9,780,000	10,259,709
5.125%, 6/16/25	USD	1,525,000	1,647,000
4.134%, 8/4/25	USD	1,325,000	1,385,851
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	1,464,000	2,089,020
6.125%, 1/31/46	USD	2,700,000	3,418,751
5.25%, 5/24/49	USD	2,800,000	3,199,629
Imperial Brands PLC (United Kingdom)
3.875%, 7/26/29(b)	USD	6,600,000	7,017,889
4.875%, 6/7/32	GBP	2,925,000	4,743,455
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	5,300,000	7,110,670
5.50%, 3/1/44	USD	675,000	789,733
5.55%, 6/1/45	USD	5,250,000	6,278,017
5.05%, 2/15/46	USD	1,925,000	2,176,035
5.20%, 3/1/48	USD	3,100,000	3,540,151
LafargeHolcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,600,642
6.50%, 9/12/43(b)	USD	1,225,000	1,709,384
4.75%, 9/22/46(b)	USD	950,000	1,102,049
Millicom International Cellular SA (Luxembourg)
5.125%, 1/15/28(b)	USD	11,700,000	12,294,360
MTN Group, Ltd. (South Africa)
4.755%, 11/11/24(b)	USD	3,500,000	3,657,500
Occidental Petroleum Corp. (United States)
4.30%, 8/15/39	USD	750,000	636,008
6.60%, 3/15/46	USD	8,325,000	8,866,957
Prosus NV(g) (Netherlands)
2.031%, 8/3/32(b)	EUR	17,800,000	21,324,045
QVC, Inc.(g) (United States)
4.45%, 2/15/25	USD	6,450,000	6,788,625
TC Energy Corp. (Canada)
5.625%, 5/20/75(e)(f)	USD	3,600,000	3,816,000
5.30%, 3/15/77(e)(f)	USD	20,333,000	21,236,599
5.50%, 9/15/79(e)(f)	USD	3,495,000	3,735,281
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	USD	3,550,000	3,844,916
7.20%, 7/18/36	USD	10,508,000	13,261,433
7.721%, 6/4/38	USD	4,100,000	5,468,375
The Kraft Heinz Co. (United States)
5.50%, 6/1/50	USD	1,550,000	1,897,513
The Williams Companies, Inc. (United States)
5.75%, 6/24/44	USD	4,747,000	5,814,091
5.10%, 9/15/45	USD	3,650,000	4,185,773
T-Mobile U.S., Inc. (United States)
7.875%, 9/15/23	USD	10,625,000	12,144,375
3.50%, 4/15/31	USD	21,200,000	21,359,000
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	2,709,000	2,891,857
5.25%, 6/6/29(b)	USD	5,466,000	5,684,531
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(e)(f)	USD	8,825,000	10,642,731
			367,890,476

		Par Value	Value
Utilities: 3.6%
Dominion Energy, Inc. (United States)
5.75%, 10/1/54(e)(f)	USD	7,365,000	$7,978,754
Enel SPA (Italy)
8.75%, 9/24/73(b)(e)(f)	USD	16,711,000	19,426,537
NextEra Energy, Inc. (United States)
5.65%, 5/1/79(e)(f)	USD	6,375,000	7,262,739
The Southern Co. (United States)
4.00%, 1/15/51(e)(f)	USD	1,650,000	1,741,163
5.50%, 3/15/57(e)(f)	USD	12,100,000	12,382,245
			48,791,438
			524,433,966
Total Debt Securities (Cost $1,312,462,314)			$1,314,755,531
Short-Term Investments: 11.5%
		Par Value/ Shares	Value
Repurchase Agreements: 11.1%
Fixed Income Clearing Corporation(h) 0.000%, dated 3/31/21, due 4/1/21, maturity value $147,409,000	USD	147,409,000	$147,409,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	5,282,908	5,282,908
Total Short-term Investments (Cost $152,691,908)			$152,691,908
Total Investments in Securities (Cost $1,465,154,222)		110.0%	$1,467,447,439
Other Assets Less Liabilities		(10.0)%	(133,136,987)
Net Assets		100.0%	$1,334,310,452
3 / Dodge & Cox Global Bond Fund
See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(e)	Hybrid security: characteristics of both a debt and equity security.
(f)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(g)	Subsidiary (see below)
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.50-2.00%, 11/30/24-11/15/26. Total collateral value is $150,342,643.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
ARS: Argentine Peso
BRL: Brazilian Real
COP: Colombian Peso
EUR: Euro
GBP: British Pound
IDR: Indonesian Rupiah
INR: Indian Rupee
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
PEN: Peru Nuevo Sol
PLN: Polish Zloty
RUB: Russian Ruble
THB: Thai Baht
USD: United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro-Bobl Future— Short Position	(79)	6/8/21	$(12,514,257)	$(16,885)
Euro-Bund Future— Short Position	(191)	6/8/21	(38,364,271)	(49,572)
Euro-Buxl Future— Short Position	(17)	6/8/21	(4,107,593)	27,039
Long-Term U.S. Treasury Bond— Short Position	(178)	6/21/21	(27,517,688)	1,069,033
UK-Gilt Future— Short Position	(180)	6/28/21	(31,661,184)	245,910
Ultra Long-Term U.S. Treasury Bond— Short Position	(282)	6/21/21	(51,103,688)	1,853,825
				$3,129,350
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Bank of America	6/16/21	USD	1,136,495	EUR	932,463	$41,359
Bank of America	6/16/21	USD	16,322,097	EUR	13,389,128	597,158
HSBC	6/16/21	USD	2,490,623	EUR	2,026,078	111,084
HSBC	6/16/21	USD	2,052,551	EUR	1,687,589	70,552
HSBC	6/16/21	USD	5,976,657	EUR	4,914,456	204,846
HSBC	6/16/21	USD	1,647,430	EUR	1,366,011	43,111
Bank of America	9/15/21	USD	1,926,293	EUR	1,580,728	66,067
Bank of America	9/15/21	USD	2,581,185	EUR	2,115,425	91,719
Bank of America	9/15/21	USD	19,871,270	EUR	16,588,308	349,886
HSBC	9/15/21	USD	4,229,926	EUR	3,497,778	113,686
GBP: British Pound
Bank of America	6/16/21	USD	5,114,477	GBP	3,724,372	(21,044)
Bank of America	6/16/21	USD	2,063,385	GBP	1,471,451	34,407
HSBC	6/16/21	USD	7,871,518	GBP	5,895,385	(257,603)
Bank of America	9/15/21	USD	7,225,280	GBP	5,202,462	49,764
KRW: South Korean Won
State Street	3/23/22	USD	13,910,711	KRW	15,766,400,000	(27,237)
See accompanying Notes to Consolidated Portfolio of Investments
Dodge & Cox Global Bond Fund / 4

Consolidated Portfolio of Investments (unaudited)
March 31, 2021
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
THB: Thai Baht
Citibank	6/23/21	USD	668,359	THB	20,900,000	$766
HSBC	6/23/21	USD	7,603,834	THB	238,000,000	1,579
Unrealized gain on currency forward contracts						1,775,984
Unrealized loss on currency forward contracts						(305,884)
Net unrealized gain on currency forward contracts						$1,470,100
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Global Bond Fund
See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Other financial instruments for which market quotes are readily available are valued at market value. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
■ Level 1: Quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2021:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$360,250,943
Government-Related	—	72,288,402
Securitized	—	357,782,220
Corporate	—	524,433,966
Short-Term Investments
Repurchase Agreements	—	147,409,000
Money Market Fund	5,282,908	—
Total Securities	$5,282,908	$1,462,164,531
Other Investments
Futures Contracts
Appreciation	$3,195,807	$—
Depreciation	(66,457)	—
Currency Forward Contracts
Appreciation	—	1,775,984
Depreciation	—	(305,884)
Security transactions. Security transactions are recorded on the trade date.
Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Dodge & Cox Global Bond Fund / 6

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.
7 / Dodge & Cox Global Bond Fund